Document And Entity Information (USD $)	3 Months Ended
	Mar. 31, 2013	Jul. 31, 2013	Jun. 30, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	TRANS LUX CORP
Document Type	POS AM
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding		25,895,424
Entity Public Float			$ 11,912,000
Amendment Flag	false
Entity Central Index Key	0000099106
Entity Current Reporting Status	No
Entity Voluntary Filers	No
Entity Filer Category	Smaller Reporting Company
Entity Well-known Seasoned Issuer	No
Document Period End Date	Mar 31, 2013
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	Q1

Consolidated Balance Sheets and Condensed Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
ASSETS
Cash and cash equivalents	$ 207		$ 1,164		$ 1,109
Receivables, less allowance of $193 - 2013, $64 - 2012 and $884 - 2011	1,817	[1]	1,923	[2]	2,060	[3]
Unbilled receivables	51		51		63
Inventories	2,779		2,468		2,875
Prepaids and other	761		521		704
Assets associated with discontinued operations (Note 3 and 4)			735		1,503
Total current assets	5,615		6,862		8,314
Rental equipment	38,419		38,442		43,252
Less accumulated depreciation	26,369		25,532		27,060
Rental equipment, net	12,050		12,910		16,192
Property, plant and equipment	2,528		2,435		2,970
Less accumulated depreciation	1,309		1,264		1,679
Property, plant and equipment, net	1,219		1,171		1,291
Goodwill (in Dollars)	744		744		744
Other assets	374		395		918
TOTAL ASSETS	20,002		22,082		27,459
LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIT)
Accounts payable	1,129		1,135		1,589
Accrued liabilities	7,963		7,777		6,689
Current portion of long-term debt	2,187		2,487		2,045
Warrant liabilities	1,435		1,367		5,408
Liabilities associated with discontinued operations (Note 3 snd 4)			1,767		2,445
Total current liabilities	12,714		14,533		18,176
Long-term debt:
Notes payable	441		455		512
Deferred pension liability and other	5,156		5,014		4,914
Total liabilities	18,311		20,002		23,602
Redeemable convertible preferred stock:
Preferred - $0.001 par value - 500,000 shares authorized,416,500 Series A convertible preferred shares issued in 2011					6,138	[4]
Stockholders' equity (deficit):
Common - $0.001 par value - 60,000,000 shares authorized, 25,895,424 common shares issued in 2013, 25,895,424 common shares issued in 2012 and 5,070,424 common shares issued in 2011	26	[5]	26	[6]	5,071	[7]
Additional paid-in-capital	23,804		23,804		12,620
Accumulated deficit	(15,112)		(14,808)		(13,443)
Accumulated other comprehensive loss	(3,964)		(3,879)		(3,466)
Treasury stock - at cost - 383,596 common shares in 2013, 2012 and 2011	(3,063)	[8]	(3,063)	[9]	(3,063)	[10]
Total stockholders' equity (deficit)	1,691		2,080		(2,281)
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIT)	$ 20,002		$ 22,082		$ 27,459

[1]	less allowance of $193 - March 31, 2013
[2]	less allowance of $64 - December 31, 2012
[3]	less allowance of $884 - December 31, 2011
[4]	$0.001 par value - 500,000 shares authorized, 416,500 Series A convertible preferred shares issued in 2011
[5]	$0.001 par value - 60,000,000 shares authorized, 25,895,424 shares issued in 2013
[6]	$0.001 par value - 60,000,000 shares authorized, 25,895,424 shares issued in 2012
[7]	$0.001 par value - 60,000,000 shares authorized, 5,070,424 shares issued in 2011
[8]	383,596 common shares in 2013
[9]	383,596 common shares in 2012
[10]	383,596 common shares in 2011

Consolidated Balance Sheets and Condensed Consolidated Balance Sheets (Parentheticals) (USD $) In Thousands, except Share data, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Allowance For Doubtful Accounts Receivable (in Dollars)	$ 193	$ 64	$ 884
Redeemable Convertible Preferred Stock, Par Value Per Share (in Dollars per share)		$ 0.001	$ 0.001
Redeemable Convertible Preferred Stock, Shares Authorized		500,000	500,000
Redeemable Convertible Preferred Stock, Shares Issued		0	416,500
Common Stock, Par Value Per Share (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common Stock, Shares Authorized	60,000,000	60,000,000	60,000,000
Common Stock, Shares Issued	25,895,424	25,895,424	5,070,424
Treasury stock	383,596	383,596	383,596

Consolidated Statement of Operations and Condensed Consolidated Statements of Operations (USD $) Share data in Thousands, except Per Share data, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Revenues:
Digital display sales	$ 2,451,000	$ 3,837,000	$ 16,065,000	$ 15,990,000
Digital display lease and maintenance	1,645,000	1,768,000	6,956,000	7,767,000
Total revenues	4,096,000	5,605,000	23,021,000	23,757,000
Cost of revenues:
Cost of digital display sales	2,079,000	3,190,000	12,811,000	13,977,000
Cost of digital display lease and maintenance	1,265,000	1,461,000	5,789,000	6,589,000
Total cost of revenues	3,344,000	4,651,000	18,600,000	20,566,000
Gross profit from operations	752,000	954,000	4,421,000	3,191,000
General and administrative expenses	(1,911,000)	(2,586,000)	(8,916,000)	(7,867,000)
Restructuring costs	(50,000)	(10,000)	(415,000)	(164,000)
Goodwill impairment				(66,000)
Operating loss	(1,209,000)	(1,642,000)	(4,910,000)	(4,906,000)
Interest expense, net	(41,000)	(51,000)	(297,000)	(1,217,000)
Gain on debt extinguishment		4,000	60,000	8,796,000
Change in warrant liabilities	(68,000)	108,000	4,041,000	(3,655,000)
Loss from continuing operations before income taxes	(1,318,000)	(1,581,000)	(1,106,000)	(982,000)
Income tax (expense) benefit	(8,000)	(7,000)	(23,000)	8,000
Loss from continuing operations	(1,326,000)	(1,588,000)	(1,129,000)	(974,000)
Loss from discontinued operations	1,022,000	(82,000)	(236,000)	(444,000)
Net loss	$ (304,000)	$ (1,670,000)	$ (1,365,000)	$ (1,418,000)
Loss per share continuing operations - basic and diluted (in Dollars per share)	$ (0.05)	$ (0.33)	$ (0.07)	$ (0.36)
Loss per share discontinued operations - basic and diluted (in Dollars per share)	$ 0.04	$ (0.02)	$ (0.02)	$ (0.16)
Total loss per share - basic and diluted (in Dollars per share)	$ (0.01)	$ (0.35)	$ (0.09)	$ (0.52)
Weighted average common shares outstanding - basic and diluted (in Shares)	25,512	4,687	15,441	2,738

Consolidated Statements of Comprehensive Loss and Condensed Consolidated Statements of Comprehensive Loss (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Net loss	$ (304)	$ (1,670)	$ (1,365)	$ (1,418)
Other comprehensive (loss) income:
Unrealized foreign currency translation gain (loss)	(85)	79	96	(82)
Change in unrecognized pension costs			(509)	(1,396)
Total other comprehensive loss, net of tax	(85)	79	(413)	(1,478)
Comprehensive loss	$ (389)	$ (1,591)	$ (1,778)	$ (2,896)

Consolidated Statements of Redeemable Convertible Preferred Stock and Stockholders` Equity (Deficit) (USD $)	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive Loss [Member]	Treasury Stock [Member]	Total
Balance at Dec. 31, 2010		$ 2,827,000	$ 14,279,000	$ (12,025,000)	$ (1,988,000)	$ (3,063,000)	$ 30,000
Balance (in Shares) at Dec. 31, 2010		2,826,424
Net loss				(1,418,000)			(1,418,000)
Issuance of Common Stock (2,244,000 shares)		2,244,000	(1,683,000)				561,000
Issuance of Common Stock (2,244,000 shares) (in Shares)		2,244,000
Issurance of Series A Convertible Preferred Stock (416,500 shares)	6,138,000
Issurance of Series A Convertible Preferred Stock (416,500 shares) (in Shares)	416,500
Stock compensation expense			24,000				24,000
Other comprehensive loss, net of tax:
Unrealized foreign currency translation gain (loss)					(82,000)		(82,000)
Change in unrecognized pension costs					(1,396,000)		(1,396,000)
Balance at Dec. 31, 2011	6,138,000	5,071,000	12,620,000	(13,443,000)	(3,466,000)	(3,063,000)	(2,281,000)
Balance (in Shares) at Dec. 31, 2011	416,500	5,070,424
Net loss				(1,365,000)			(1,365,000)
Exchange of Series A Convertible Preferred Stock (416,500 shares) for Common Stock (20,825,000 shares)	(6,138,000)	20,825,000	(14,689,000)				6,136,000
Exchange of Series A Convertible Preferred Stock (416,500 shares) for Common Stock (20,825,000 shares) (in Shares)	(416,500)	20,825,000
Par value of Common Stock reduced to $0.001		(25,870,000)	25,870,000
Stock compensation expense			3,000				3,000
Other comprehensive loss, net of tax:
Unrealized foreign currency translation gain (loss)					96,000		96,000
Change in unrecognized pension costs					(509,000)		(509,000)
Balance at Dec. 31, 2012		$ 26,000	$ 23,804,000	$ (14,808,000)	$ (3,879,000)	$ (3,063,000)	$ 2,080,000
Balance (in Shares) at Dec. 31, 2012		25,895,424					1,000,000

Consolidated Statements of Cash Flows and Condensed Consolidated Statements of Cash Flows (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities
Net loss	$ (304,000)	$ (1,670,000)	$ (1,365,000)	$ (1,418,000)
Loss from discontinued operations	(1,022,000)	82,000	236,000	444,000
Loss from continuing operations	(1,326,000)	(1,588,000)	(1,129,000)	(974,000)
Adjustment to reconcile net loss from continuing operations to net cash provided by (used in) operating activities:
Depreciation and amortization	902,000	996,000	4,104,000	4,548,000
Disposal of assets			5,000
Stock compensation expense		4,000	3,000	24,000
Gain on debt extinguishment		(4,000)	(60,000)	(8,796,000)
Change in warrant liabilities	68,000	(108,000)	(4,041,000)	3,655,000
Changes in operating assets and liabilities:
Receivables	106,000	(351,000)	149,000	858,000
Inventories	(288,000)	1,000	407,000	1,977,000
Prepaids and other assets	(239,000)	(81,000)	555,000	(484,000)
Accounts payable and accrued liabilities	95,000	1,305,000	(111,000)	(1,077,000)
Deferred pension liability and other	142,000	141,000	441,000	(83,000)
Net cash provided by (used in) operating activities of continuing operations	(540,000)	315,000	323,000	(352,000)
Cash flows from investing activities
Equipment manufactured for rental		(239,000)	(484,000)	(408,000)
Purchases of property, plant and equipment	(93,000)	(48,000)	(72,000)	(64,000)
Net cash used in investing activities	(93,000)	(287,000)	(556,000)	(472,000)
Cash flows from financing activities
Payments of long-term debt	(314,000)	(414,000)	(66,000)	(6,724,000)
Proceeds from long-term debt			500,000
Net proceeds from issuance of preferred stock and warrants				7,850,000
Net cash used in financing activities	(314,000)	(414,000)	434,000	1,126,000
Cash flows from discontinued operations
Cash used in operating activities of discontinued operations	(53,000)	(55,000)	532,000	(181,000)
Cash provided by investing activities of discontinued operations	1,766,000	17,000
Cash (used in) provided by financing activities of discontinued operations	(1,723,000)	5,000	(678,000)	590,000
Net cash used in discontinued operations	(10,000)	(33,000)	(146,000)	409,000
Net increase in cash and cash equivalents	(957,000)	(419,000)	55,000	711,000
Cash and cash equivalents at beginning of year	1,164,000	1,109,000	1,109,000	398,000
Cash and cash equivalents at end of year	207,000	690,000	1,164,000	1,109,000
Supplemental disclosure of cash flow information:
Interest paid	38,000	51,000	219,000	460,000
Income taxes paid
Supplemental non-cash financing activities:
Exchange of 8¼% Notes for Common Stock				$ 561,000

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Significant Accounting Policies [Text Block]

1.  Summary of Significant Accounting Policies

Trans-Lux Corporation is a leading designer and manufacturer of digital signage displays and LED lighting solutions.

Principles of consolidation:  The consolidated financial statements include the accounts of Trans-Lux Corporation, a Delaware corporation, and all wholly-owned subsidiaries (the “Company”).  Intercompany balances and transactions have been eliminated in consolidation.

Use of estimates:  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.  Estimates and assumptions are reviewed periodically and the effects of revisions are reflected in the financial statements in the period in which they are determined to be necessary.  Estimates are used when accounting for such items as costs of long-term sales contracts, allowance for uncollectible accounts, inventory valuation allowances, depreciation and amortization, intangible assets, income taxes, warranty obligations, benefit plans, warrant liabilities, contingencies and litigation.

Cash and cash equivalents:  The Company considers all highly liquid investments with an original maturity of three months or less to be cash equivalents.

Accounts receivable:  Receivables are carried at net realizable value.  Credit is extended based on an evaluation of each customer’s financial condition; collateral is generally not required.  Reserves for uncollectible accounts receivable are provided based on historical experience and current trends.  The Company evaluates the adequacy of these reserves regularly.

The following is a summary of the allowance for uncollectible accounts at December 31:

In thousands	2012	2011
Balance at beginning of year	$ 884	$1,326
Provisions	115	434
Deductions	(935)	(876)
Balance at end of year	$ 64	$ 884

Concentrations of credit risk with respect to accounts receivable are limited due to the large number of customers, the relatively small account balances within the majority of the Company’s customer base and their dispersion across different businesses.

Inventories:  Inventories are stated at the lower of cost (first-in, first-out method) or market value.  Valuation allowances for slow moving and obsolete inventories are provided based on historical experience and demand for servicing of the displays.  The Company evaluates the adequacy of these valuation allowances regularly.

Rental equipment and property, plant and equipment:  Rental equipment and property, plant and equipment are stated at cost and depreciated over their respective useful lives using the straight-line method.  Leaseholds and improvements are amortized over the lesser of the useful lives or term of the lease.

The estimated useful lives are as follows:

Years
Indoor rental equipment	5-10
Outdoor rental equipment	15
Buildings and improvements	10 - 40
Machinery, fixtures and equipment	3 - 15
Leaseholds and improvements	5

When rental equipment and property, plant and equipment are fully depreciated, retired or otherwise disposed of, the cost and accumulated depreciation are eliminated from the accounts.

Goodwill and intangibles:  Goodwill represents the excess of purchase price over the estimated fair value of net assets acquired.  Identifiable intangible assets are recorded at cost and amortized over their estimated useful life on a straight line basis and deferred financing costs are amortized over the life of the related debt of one to two years.  The goodwill of $744,000 relates to the Digital display sales segment.

The Company annually evaluates the value of its goodwill on October 1 and determines if it is impaired by comparing the carrying value of goodwill to its estimated fair value.  Changes in the assumptions used could materially impact the fair value estimates.  Assumptions critical to our fair value estimates are: (i) discount rate used to derive the present value factors used in determining the fair value of the reporting unit, (ii) projected average revenue growth rates used in the reporting unit models and (iii) projected long-term growth rates used in the derivation of terminal year values.  These and other assumptions are impacted by economic conditions and expectations of management and will change in the future based on period-specific facts and circumstances.  The Company uses the income and the market approach when testing for goodwill impairment.  The Company weighs these approaches by using a 67% factor for the income approach and a 33% factor for the market approach.  Together these two factors estimate the fair value of the reporting unit.  The Company’s goodwill relates to our catalog sports reporting unit.  The Company uses a discounted cash flow model to determine the fair value under the income approach which contemplates an overall weighted average revenue growth rate of 2.3%.  If the Company were to reduce its revenue projections on the reporting unit by 1.3% within the income approach, the fair value of the reporting unit would be below carrying value.  The gross profit margins used are consistent with historical margins achieved by the Company during previous years.  If there is a margin decline of 1.9% or more, the model would yield results of a fair value less than carrying amount.  The Company uses a market multiple approach based on revenue to determine the fair value under the market approach which includes a selection of and market price of a group of comparable companies and the performance of the guidelines of the comparable companies and of the reporting unit.  The impairment test for goodwill is a two-step process.  The first step of the goodwill impairment test compares the fair value of the reporting unit with its carrying amount.  If the carrying amount of the reporting unit exceeds its fair value, a second step is performed to calculate the implied fair value of the goodwill of the reporting unit by deducting the fair value of all of the individual assets and liabilities of the reporting unit from the respective fair values of the reporting unit as a whole.  To the extent the calculated implied fair value of the goodwill is less than the recorded goodwill, an impairment charge is recorded for the difference.  Fair value is determined using cash flow and other valuation models (generally Level 3 inputs in the fair value hierarchy).  There was no impairment of goodwill in 2012.  During 2011, the Company wrote off the goodwill associated with the older LED technology and recorded a goodwill impairment charge of $66,000.

The Company also evaluates the value of its other intangible assets by comparing the carrying value with estimated future cash flows when indicators of possible impairment exist.  There were no impairments of other intangibles in 2012 or 2011.

Impairment or disposal of long-lived assets:  The Company evaluates whether there has been an impairment in value of its long-lived assets if certain circumstances indicate that a possible impairment may exist.  An impairment in value may exist when the carrying value of a long-lived asset exceeds its undiscounted cash flows.  If it is determined that an impairment in value has occurred, the carrying value is written down to its fair value.  There were no impairments of long-lived assets in 2012 or 2011.

Revenue recognition:  Revenues from equipment lease and maintenance contracts are recognized during the term of the respective agreements, which generally run for periods of one month to 10 years.  At December 31, 2012, the future minimum lease payments due to the Company under operating leases that expire at varying dates through 2020 for its rental equipment and maintenance contracts, assuming no renewals of existing leases or any new leases, aggregating $9,156,000 was as follows:  $5,278,000 – 2013, $2,004,000 – 2014, $991,000 – 2015, $555,000 – 2016, $239,000 – 2017 and $89,000 thereafter.  The Company recognizes revenues on long-term equipment sales contracts, which require more than three months to be completed, using the percentage of completion method.  The Company records unbilled receivables representing amounts due under these long-term equipment sales contracts, which have not been billed to the customer.  Income is recognized based on the percentage of incurred costs to the estimated total costs for each contract.  The determination of the estimated total costs is susceptible to change on these sales contracts.  Revenues on equipment sales with long-term receivables are recorded on the installment basis.  At December 31, 2012, the future accounts receivables due to the Company under installment sales agreements aggregated $278,000 through 2018.  Revenues on equipment sales, other than long-term equipment sales contracts, are recognized upon shipment when title and risk of loss passes to the customer.

Warranty obligations:
The Company provides for the estimated cost of product warranties at the time revenue is recognized.  While the Company engages in product quality programs and processes, including evaluating the quality of the component suppliers, the warranty obligation is affected by product failure rates.  Should actual product failure rates differ from the Company’s estimates, revisions to increase or decrease the estimated warranty liability may be required.

Taxes on income:  Deferred income tax assets and liabilities are established for temporary differences between the financial reporting basis and the tax basis of the Company’s assets and liabilities at tax rates expected to be in effect when such temporary differences are expected to reverse and for operating loss carryforwards.  The temporary differences are primarily attributable to operating loss carryforwards and depreciation.  The Company records a valuation allowance against net deferred income tax assets if, based upon the available evidence, it is more-likely-than-not that the deferred income tax assets will not be realized.

The Company considers whether it is more-likely-than-not that a tax position will be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position.  Once it is determined that a position meets the more-likely-than-not recognition threshold, the position is measured to determine the amount of benefit to recognize in the financial statements.  The Company’s policy is to classify interest and penalties related to uncertain tax positions in income tax expense.  To date, there have been no interest or penalties charged to the Company in relation to the underpayment of income taxes.  The Company’s determinations regarding uncertain income tax positions may be subject to review and adjustment at a later date based upon factors including, but not limited to, an ongoing analysis of tax laws, regulations and interpretations thereof.

Foreign currency:  The functional currency of the Company’s Canadian business operation is the Canadian dollar.  The assets and liabilities of such operation are translated into U.S. dollars at the year-end rate of exchange, and the operating and cash flow statements are converted at the average annual rate of exchange.  The resulting translation adjustment is recorded in Accumulated other comprehensive loss in the Consolidated Balance Sheets and as a separate item in the Consolidated Statements of Comprehensive Loss.  Gains and losses related to the settling of transactions not denominated in the functional currency are recorded as a component of General and administrative expenses in the Consolidated Statements of Operations.

Share-based compensation plans:  The Company measures share-based payments to employees and directors at the grant date fair value of the instrument.  The fair value is estimated on the date of grant using the Black-Scholes valuation model, which requires various assumptions including estimating stock price volatility, expected life of the stock option and risk free interest rate.  For details on the accounting effect of share-based compensation, see Note 17 – Share-Based Compensation.

Warrant Liabilities:  The Company measures its warrant liabilities as of the end of each fiscal quarter.  The fair value is estimated using the Black-Scholes valuation model, which requires various assumptions including estimating stock price volatility, remaining life of the warrants and risk free interest rate.

Consideration of Subsequent Events:  The Company evaluated events and transactions occurring after December 31, 2012 through the date these consolidated financial statements were issued, to identify subsequent events which may need to be recognized or non-recognizable events which would need to be disclosed.  No recognizable events or transactions were identified.  See Note 21 – Subsequent Events for non-recognizable events or transactions identified for disclosure.

Recent accounting pronouncements:  In June 2011, FASB issued new authoritative guidance on the presentation of comprehensive income.  The new guidance requires an entity to present the components of net income and other comprehensive income either in one continuous statement, referred to as the statement of comprehensive income, or in two separate, but consecutive statements.  The new guidance eliminates the current option to report other comprehensive income and its components in the statement of changes in shareholders’ equity.  While the new guidance changes the presentation of comprehensive income, there are no changes to the components that are recognized in net income or other comprehensive income under current accounting guidance.  This new guidance is effective for fiscal years beginning after December 15, 2011.  In December 2011, FASB amended this guidance to postpone a requirement to present items that are reclassified from other comprehensive income to net income on the face of the financial statement where the components of net income and other comprehensive income are presented and reinstate previous guidance related to such reclassifications.  The deferral did not affect the requirement to report comprehensive income either in a single continuous financial statement or in two separate but consecutive financial statements.  The Company adopted the requirements to present a separate, consecutive comprehensive income statement in 2011.  Adoption of this guidance did not have an impact on the Company’s consolidated financial statements, as the guidance impacted presentation only.

Reclassifications:  Certain reclassifications of prior years’ amounts have been made to conform to the current year’s presentation.

.

Going Concern	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Going Concern [Abstract]
Going Concern [Text Block]

Note 2 - Going Concern

A fundamental principle of the preparation of financial statements in accordance with accounting principles generally accepted in the United States of America is the assumption that an entity will continue in existence as a going concern, which contemplates continuity of operations and the realization of assets and settlement of liabilities occurring in the ordinary course of business.

This principle is applicable to all entities except for entities in liquidation or entities for which liquidation appears imminent.  In accordance with this requirement, the Company has prepared its consolidated financial statements on a going concern basis.

Management cannot provide any assurance that the Company would have sufficient cash and liquid assets to fund normal operations. Further, the Company’s obligations under its pension plan exceeded plan assets by $6.4 million at March 31, 2013 and the Company has $1.7 million due under its pension plan over the next 12 months. Additionally, if the Company is unable to cure the defaults on the Debentures and the Notes, the Debentures and the Notes could be called and be immediately due. If the Debentures and Notes are called, the Company would need to obtain new financing.  There can be no assurance that the Company will be able to do so and, even if it obtains such financing, how the terms of such financing will affect the Company.  If the debt is called and new financing cannot be arranged, it is unlikely that the Company will be able to continue as a going concern. The accompanying financial statements do not include any adjustments relating to the recoverability and classification of asset carrying amounts or the amounts and classification of liabilities that may result from the outcome of this uncertainty. See Note 8 - Long-Term Debt for further details.

Of these fixed cash obligations, subsequent to the end of the quarter, using cash on hand and through raising cash from the financing of future receivables, the Company has paid off the $700,000 balance due on the Credit Agreement and has made a $218,000 payment to the Company’s pension.  The Company continues to consider further exchanges of the $1.1 million of remaining Notes and the $334,000 of remaining Debentures on the same terms as previously offered in our 2011 financial restructuring.  The Company is seeking additional financing in order to provide enough cash to cover our remaining current fixed cash obligations as well as providing working capital.

2.  Going Concern

A fundamental principle of the preparation of financial statements in accordance with accounting principles generally accepted in the United States of America is the assumption that an entity will continue in existence as a going concern, which contemplates continuity of operations and the realization of assets and settlement of liabilities occurring in the ordinary course of business.  This principle is applicable to all entities except for entities in liquidation or entities for which liquidation appears imminent.  In accordance with this requirement, the Company has prepared its consolidated financial statements on a going concern basis.

In light of the unprecedented instability in the financial markets and the severe slowdown in the overall economy, we do not have adequate liquidity, including access to the debt and equity capital markets, to operate our business in the manner in which we have historically operated.  As a result, our short-term business focus has been to preserve our liquidity position.  Unless we are successful in obtaining additional liquidity, we believe that we will not have sufficient cash and liquid assets to fund normal operations for the next 12 months.  In addition, the Company’s obligations under its pension plan exceeded plan assets by $6.4 million at December 31, 2012 and the Company has a significant amount due to their pension plan over the next 12 months.  In addition, the Company has not made the December 1, 2009, 2010 and 2011 required sinking fund payments on its 9 1/2% Subordinated debentures due 2012 (the "Debentures") and the June 1, 2010, 2011 and 2012 as well as its December 1, 2010, 2011 and 2012 interest payments totaling $301,200.  In addition, the Company did not make the March 1, 2010, 2011 and 2012 as well as its September 1, 2010 and 2011 interest payments totaling $2.1 million on its 8 1/4% Limited convertible senior subordinated notes due 2012 (the "Notes").  As a result, if the Company is unable to (i) obtain additional liquidity for working capital, (ii) make the required minimum funding contributions to the pension plan (iii) make the required sinking fund payments on the Debentures and (iv) make the required principal and interest payments on the Notes and the Debentures, there would be a significant adverse impact on the financial position and operating results of the Company, which could require the disposition of some or all of our assets, which could require us to curtail or cease operations.  The accompanying financial statements do not include any adjustments relating to the recoverability and classification of asset carrying amounts or the amounts and classification of liabilities that may result from the outcome of this uncertainty.  See Note 14 - Long-Term Debt for further details.

Of these fixed cash obligations, thus far in 2013 using cash on hand and through raising cash from the financing of future receivables, the Company has paid off the $1.0 million balance due on the Credit Agreement and has made a $218,000 payment to the Company’s pension.  The Company continues to consider further exchanges of the $1.1 million of remaining Notes and the $334,000 of remaining Debentures on the same terms as previously offered in our 2011 financial restructuring.  The Company is seeking additional financing in order to provide enough cash to cover our remaining current fixed cash obligations as well as providing working capital.

Plan of Restructuring	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Restructuring and Related Activities [Abstract]
Restructuring and Related Activities Disclosure [Text Block]

Note 3 - Plan of Restructuring

The Company’s Board of Directors approved a comprehensive restructuring plan which included offers to the holders of the 8¼% Limited convertible senior subordinated notes due 2012 (the “Notes”) the right to receive $225, without accrued interest, plus 250 shares of the Company’s Common Stock for each $1,000 Note exchanged and to the holders of the 9½% Subordinated debentures due 2012 (the “Debentures”) the right to receive $100, without accrued interest, for each $1,000 Debenture exchanged.  The Debentures are subordinate to the claims of the holders of the Notes and the Company’s senior lender under the Credit Agreement, among other senior claims.  In November 2011, $9.0 million principal amount of the Notes and $718,000 principal amount of the Debentures were exchanged, the Company issued 2.2 million shares of Common Stock in exchange for the Notes and the Company recorded a gain of $8.8 million on debt extinguishment of principal and accrued interest on the Notes and Debentures.  The offer expired in 2011, but the Company continues to consider further exchanges of the Notes on the same terms as previously offered.  No Notes or Debentures were exchanged in 2013.  In the three months ended March 31, 2012, the Company recorded a gain of $4,000 on debt extinguishment of principal and accrued interest on an additional $5,000 principal amount of the Debentures that were exchanged.

As part of the restructuring plan, on November 14, 2011, the Company completed the sale of an aggregate of $8.3 million of securities (the “Offering”) consisting of (i) 416,500 shares of the Company’s Series A Convertible Preferred Stock, par value $1.00 per share (the “Preferred Stock”), having a stated value of $20.00 per share, which converted into 20,825,000 shares of the Company’s Common Stock, par value $0.001 per share, and (ii) 4,165,000 one-year warrants (the “A Warrants”).  These securities were organized into units, and were issued at a purchase price of $20,000 per unit (the “Units”).  Each Unit consisted of 1,000 shares of the Company’s Preferred Stock, which converted into 50,000 shares of the Company’s Common Stock, and 10,000 A Warrants.  Each A Warrant entitles the holder to purchase one share of the Company’s Common Stock and a three-year warrant (the “B Warrants”), at an exercise price of $0.20 per share.  Each B Warrant entitles the holder to purchase one share of the Company’s Common Stock at an exercise price of $0.50 per share.

R.F. Lafferty & Co., Inc. (the “Placement Agent”), a FINRA registered broker-dealer, was engaged as Placement Agent in connection with the Offering.  The Placement Agent was paid fees based upon a maximum of an $8.0 million raise.  Such fees consisted of a cash fee in the amount of $200,000, a one year note for $200,000 at a 4.00% rate of interest and three-year warrants to purchase 24 Units (the “Placement Agent Warrants”).  The A Warrants issuable upon exercise of the Placement Agent Warrants and the B Warrants issuable upon exercise of the A Warrants underlying the Placement Agent Warrants are substantially the same as the A Warrants and B Warrants sold in the Offering, except that they have the following exercise periods: (i) the A Warrants issuable upon exercise of the Placement Agent Warrants shall be exercisable for a period of two years from the date of exercise of the Placement Agent Warrants; and (ii) the B Warrants issuable upon exercise of the A Warrants underlying the Placement Agent Warrants shall be exercisable for a period equal to the longer of three years from the Closing Date or one year from the date of exercise of the A Warrants underlying the Placement Agent Warrants.  The Placement Agent Warrants are exercisable at a price of $0.50 per share, and the A Warrants and B Warrants issuable upon exercise of the Placement Agent Warrants will be exercisable at a price of $0.20 per share in the case of the A Warrants and $0.50 per share in the case of the B Warrants, on the same terms as provided in the A Warrants and B Warrants sold in the Offering.

The net proceeds of the Offering were used to fund the restructuring of the Company’s outstanding debt, which included: (1) a cash settlement to holders of the Notes in the amount of $2.0 million; (2) a cash settlement to holders of the Debentures in the amount of $72,000; (3) payment of the Company’s outstanding term loan with the senior lender in the amount of $321,000 and (4) payment of $1.0 million on the Company’s outstanding revolving loan with the senior lender under the Credit Agreement.  Any net proceeds of the Offering remaining after payment to holders of the Notes, the Debentures and the senior lender were used for working capital and other general corporate purposes.

The investors who own a substantial number of warrants to purchase our Common Stock will have substantial influence over the vote on key matters requiring stockholder approval.  As of December 31, 2012, the investors have 4,165,000 warrants to purchase shares of our Common Stock issued in connection with the their investment in the Series A Convertible Preferred Stock, which does not include the 4,165,000 B Warrants underlying the A Warrants and 2,680,000 warrants held by the Placement Agent and the subscriber in connection with the $650,000 of 4.00% secured notes.  See Note 7 – Warrant Liabilities.

In the second quarter of 2010, the Company began its restructuring plan by reducing operating costs. The 2010 actions included the elimination of approximately 50 positions from our operations and the closing of our Stratford, Connecticut manufacturing facility.  The 2010 results included a restructuring charge of $1.1 million consisting of employee severance pay, facility closing costs representing primarily lease termination and asset write-off costs, and other fees directly related to the restructuring plan. The 2011 actions included the elimination of approximately 30 additional positions. The 2011 results included an additional restructuring charge of $164,000 consisting of employee severance pay and other fees directly related to the restructuring plan.  The 2012 actions included the elimination of approximately 8 additional positions. The 2012 results included an additional restructuring charge of $415,000 consisting of employee severance pay and other fees directly related to the restructuring plan. The 2013 actions include the elimination of approximately 18 additional positions. The 2013 results include an additional restructuring charge of $50,000 consisting of employee severance pay and other fees directly related to the restructuring plan. The costs associated with the restructuring are included in a separate line item, Restructuring costs, in the Condensed Consolidated Statements of Operations. We expect that the majority of these costs will be paid over the next 12 months.

The following table shows the amounts expensed and paid for restructuring costs that were incurred during the three months ended March 31, 2013 and the remaining accrued balance of restructuring costs as of March 31, 2013 which is included in Accrued liabilities in the Condensed Consolidated Balance Sheets:

	Balance December 31, 2012	Provision	Payments and Other Adjustments	Balance March 31, 2013
Severance costs (1)	$181	$40	$59	$162
Other fees	24	10	34	-
Total	$205	$50	$93	$162

(1) Represents salaries for employees separated from the Company.

The following table shows, by reportable segment, the restructuring costs incurred for the three months ended March 31, 2013 and the remaining accrued balance of restructuring costs as of March 31, 2013:

	Balance December 31, 2012	Provision	Payments and Other Adjustments	Balance March 31, 2013
Digital display sales	$158	$ 1	$54	$105
Digital display lease and maintenance	47	49	39	57
Total	$205	$50	$93	$162

3.  Plan of Restructuring

The Company’s Board of Directors approved a comprehensive restructuring plan which included offers to the holders of the 8¼% Limited convertible senior subordinated notes due 2012 (the “Notes”) the right to receive $225, without accrued interest, plus 250 shares of the Company’s Common Stock for each $1,000 Note exchanged and to the holders of the 9½% Subordinated debentures due 2012 (the “Debentures”) the right to receive $100, without accrued interest, for each $1,000 Debenture exchanged.  The Debentures are subordinate to the claims of the holders of the Notes and the Company’s senior lender under the Credit Agreement, among other senior claims.  $9.0 million principal amount of the Notes and $723,000 principal amount of the Debentures were exchanged.  The Company issued 2.2 million shares of Common Stock in exchange for the Notes. The Company recorded gains of $60,000 in the six months ended June 30, 2012 ($0.00 per share, basic and diluted) and $8.8 million ($3.21 per share, basic and diluted) in the year ended December 31, 2011, on debt extinguishment of principal and accrued interest on the Notes and Debentures that were exchanged.

As part of the restructuring plan, on November 14, 2011, the Company completed the sale of an aggregate of $8.3 million of securities consisting of (i) 416,500 shares of the Company’s Series A Convertible Preferred Stock, par value $1.00 per share (the “Preferred Stock”), having a stated value of $20.00 per share, which converted into 20,825,000 shares of the Company’s Common Stock, par value $0.001 per share, and (ii) 4,165,000 one-year warrants (the “A Warrants”).  These securities were organized into units, and were issued at a purchase price of $20,000 per unit (the “Units”).  Each Unit consisted of 1,000 shares of the Company’s Preferred Stock, which converted into 50,000 shares of the Company’s Common Stock, and 10,000 A Warrants.  Each A Warrant entitles the holder to purchase one share of the Company’s Common Stock and a three-year warrant (the “B Warrants”), at an exercise price of $0.20 per share.  Each B Warrant entitles the holder to purchase one share of the Company’s Common Stock at an exercise price of $0.50 per share.

R.F. Lafferty & Co., Inc., (the “Placement Agent”) a FINRA registered broker-dealer, was engaged as Placement Agent in connection with the Offering.  The Placement Agent was paid fees based upon a maximum of an $8 million raise.  Such fees consisted of a cash fee in the amount of $200,000, a one year note for $200,000 at a 4.00% rate of interest and three-year warrants to purchase 24 Units (the “Placement Agent Warrants”).  The A Warrants issuable upon exercise of the Placement Agent Warrants and the B Warrants issuable upon exercise of the A Warrants underlying the Placement Agent Warrants are substantially the same as the A Warrants and B Warrants sold in the Offering, except that they have the following exercise periods: (i) the A Warrants issuable upon exercise of the Placement Agent Warrants shall be exercisable for a period of two years from the date of exercise of the Placement Agent Warrants; and (ii) the B Warrants issuable upon exercise of the A Warrants underlying the Placement Agent Warrants shall be exercisable for a period equal to the longer of three years from the Closing Date or one year from the date of exercise of the A Warrants underlying the Placement Agent Warrants.  The Placement Agent Warrants are exercisable at a price of $0.50 per share, and the A Warrants and B Warrants issuable upon exercise of the Placement Agent Warrants will be exercisable at a price of $0.20 per share in the case of the A Warrants and $0.50 per share in the case of the B Warrants, on the same terms as provided in the A Warrants and B Warrants sold in the Offering.

The net proceeds of the Offering were used to fund the restructuring of the Company’s outstanding debt, which included: (1) a cash settlement to holders of the Notes in the amount of $2.0 million; (2) a cash settlement to holders of the Debentures in the amount of $72,000; (3) payment of the Company’s outstanding term loan with the senior lender in the amount of $321,000 and (4) payment of $1.0 million on the Company’s outstanding revolving loan with the senior lender under the Credit Agreement.  The net proceeds of the Offering remaining after payment to holders of the Notes, the Debentures and the senior lender were used to pay the remaining $3.0 million outstanding under the revolving loan with the senior lender under the Credit Agreement and for working capital.

The investors who own a substantial number of warrants to purchase our Common Stock will have substantial influence over the vote on key matters requiring stockholder approval.  As of December 31, 2012, the investors have 4,165,000 warrants to purchase shares of our Common Stock issued in connection with the their investment in the Series A Convertible Preferred Stock, which does not include the 4,165,000 B Warrants underlying the A Warrants and 2,680,000 warrants held by the Placement Agent and the subscriber in connection with the $650,000 of 4.00% secured notes.

In the second quarter of 2010, the Company began its restructuring plan by reducing operating costs.  The 2010 actions included the elimination of approximately 50 positions from our operations and the closing of our Stratford, Connecticut manufacturing facility.  The 2010 results included a restructuring charge of $1.1 million consisting of employee severance pay, facility closing costs representing primarily lease termination and asset write-off costs, and other fees directly related to the restructuring plan.  The 2011 actions include the elimination of approximately 30 additional positions.  The 2011 results include an additional restructuring charge of $164,000 consisting of employee severance pay and other fees directly related to the restructuring plan.  The 2012 actions include the elimination of approximately 8 additional positions.  The 2012 results include an additional restructuring charge of $415,000 consisting of employee severance pay and other fees directly related to the restructuring plan.  The costs associated with the restructuring are included in a separate line item, Restructuring costs, in the Consolidated Statements of Operations.  We expect that the majority of these costs will be paid over the next 12 months.

The following table shows the amounts expensed and paid for restructuring costs that were incurred during 2012 and the remaining accrued balance of restructuring costs as of December 31, 2012, which is included in Accrued liabilities in the Consolidated Balance Sheets.

In thousands	Balance December 31, 2011	Pro-vision	Payments and Other Adjust-ments	Balance December 31, 2012
Severance costs (1)	$43	$349	$211	$181
Other fees	30	66	72	24
Total	$73	$415	$283	$205

(1)    Represents salaries for employees separated from the Company.

The following table shows by reportable segment, the restructuring costs incurred during 2012 and the remaining accrued balance of restructuring costs as of December 31, 2012.

In thousands	Balance December 31, 2011	Pro-vision	Payments and Other Adjust-ments	Balance December 31, 2012
Digital display sales	$ -	$338	$180	$158
Digital display lease and maintenance	73	77	103	47
Total	$73	$415	$283	$205

Discontinued Operations	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Discontinued Operations and Disposal Groups [Abstract]
Disposal Groups, Including Discontinued Operations, Disclosure [Text Block]

Note 4 – Discontinued Operations

The Company has accounted for the Real Estate Division as discontinued operations and, accordingly, has restated all prior period information.

On February 26, 2013, the Company completed a short sale of its real estate rental property located in Santa Fe, New Mexico for a purchase price of $1.6 million since it did not relate to the core business of the Company. As of December 31, 2012, the assets had a book value of $734,000 and the Company had a $1.7 million mortgage on the property at a variable rate of interest of Prime, with a floor of 6.75%, which was the interest rate in effect at December 31, 2012, payable in monthly installments, which matured December 12, 2012.  As a result of the sale, the mortgage was satisfied and a gain on the sale of assets of $1.1 million was recorded in the three months ended March 31, 2013.

On April 4, 2012, the Company sold its land located in Silver City, New Mexico since it did not relate to the core business of the Company.  An asset impairment charge of $224,000 was recorded in 2011 and an additional loss on the sale of assets of $7,000 was recorded in the three months ended March 31, 2012.

The assets and liabilities associated with discontinued operations and the related results of operations have been reclassified in the condensed consolidated financial statements as discontinued operations.

The following table presents the financial results of the discontinued operations for the three months ended March 31, 2013 and 2012:

	Three months ended March 31

In thousands, except per share data	2013	2012
Revenues	$ 3	$ 18
Cost of revenues	13	16
Gross profit	(10)	2
General and administrative expenses	(2)	(15)
Operating loss	(12)	(13)
Interest expense, net	(18)	(62)
Gain (loss) on sale of assets	1,052	(7)
Income (loss) from discontinued operations	1,022	(82)
Income (loss) per share discontinued operations – basic and diluted	$ 0.04	$ (0.02)

There are no remaining assets or liabilities to be reported as discontinued operations as of March 31, 2013.  The following is a detail of the assets and liabilities reported as discontinued operations and classified as assets and liabilities associated with discontinued operations in the Condensed Consolidated Balance Sheet as of December 31, 2012:

In thousands	December 31 2012
Prepaids and other assets	$ -
Property and equipment, net	734
Other assets	1
Total assets associated with discontinued operations	$ 735

Current liabilities	$ 1,764
Long-term liabilities	3
Total liabilities associated with discontinued operations	$ 1,767

4.  Discontinued Operations

The Company has accounted for the Real Estate Division as discontinued operations and, accordingly, has restated all prior period information.

On April 4, 2012, the Company sold its land located in Silver City, New Mexico since it did not relate to the core business of the Company.  An asset impairment charge of $224,000 was recorded in 2011 and an additional loss on the sale of assets of $5,000 was recorded in 2012.

On February 26, 2013, the Company completed a short sale of its real estate rental property located in Santa Fe, New Mexico for a purchase price of $1.6 million since it did not relate to the core business of the Company. As of December 31, 2012, the assets had a book value of $734,000 and the Company had a $1.7 million mortgage on the property at a variable rate of interest of Prime, with a floor of 6.75%, which was the interest rate in effect at December 31, 2012, payable in monthly installments, which matured December 12, 2012.  As a result of the sale, the mortgage was satisfied and the Company will record a gain of $1.0 million in discontinued operations in the 1st quarter of 2013.

The assets and liabilities associated with discontinued operations and the related results of operations have been reclassified in the consolidated financial statements as discontinued operations.

The following table presents the financial results of the discontinued operations for the years ended December 31, 2012 and 2011:

In thousands, except per share data	2012	2011
Revenues	$ 41	$ 92
Cost of revenues	63	66
Gross profit	(22)	26
General and administrative expenses	(55)	(81)
Operating loss	(77)	(55)
Interest expense, net	(154)	(165)
Asset impairment and loss on sale of division	(5)	(224)
Loss from discontinued operations	(236)	(444)
Loss per share discontinued operations – basic and diluted	$ (0.02)	$ (0.16)

The following is a detail of the assets and liabilities reported as discontinued operations and classified as assets and liabilities associated with discontinued operations in the Consolidated Balance Sheets as of December 31, 2012 and 2011:

In thousands	2012	2011
Prepaids and other assets	$ -	$ 25
Property and equipment, net	734	1,470
Other assets	1	8
Total assets associated with discontinued operations	$ 735	$1,503
Current liabilities	$1,764	$2,429
Long-term liabilities	3	16
Total liabilities associated with discontinued operations	$1,767	$2,445

Fair Value	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Fair Value Disclosures [Abstract]
Fair Value Disclosures [Text Block]

Note 5 – Fair Value

The Company carries its money market funds and cash surrender value of life insurance related to its deferred compensation arrangements at fair value. The fair value of these instruments is determined using a three-tier fair value hierarchy. Based on this hierarchy, the Company determined the fair value of its money market funds using quoted market prices, a Level 1 or an observable input, and the cash surrender value of life insurance, a Level 2 based on observable inputs primarily from the counter party. The Company’s money market funds and the cash surrender value of life insurance had carrying amounts of $84,000 and $55,000 at March 31, 2013, respectively, and $210,000 and $55,000 at December 31, 2012, respectively. The carrying amounts of cash equivalents, receivables and accounts payable approximate fair value due to the short maturities of these items.  The fair value of the Company’s Notes and Debentures, using observable inputs, was $247,000 and $33,000, respectively, at March 31, 2013 and December 31, 2012. The fair value of the Company’s remaining long-term debt approximates its carrying value of $1.2 million and $1.5 million at March 31, 2013 and December 31, 2012, respectively.

5.  Fair Value

The Company carries its money market funds and cash surrender value of life insurance related to its deferred compensation arrangements at fair value. The fair value of these instruments is determined using a three-tier fair value hierarchy.  Based on this hierarchy, the Company determined the fair value of its money market funds using quoted market prices, a Level 1 or an observable input, and the cash surrender value of life insurance, a Level 2 based on observable inputs primarily from the counter party. The Company’s money market funds and the cash surrender value of life insurance had carrying amounts of $210,000 and $55,000 at December 31, 2012, respectively, and $261,000 and $70,000 at December 31, 2011, respectively. The carrying amounts of cash equivalents, receivables and accounts payable approximate fair value due to the short maturities of these items. The fair value of the Company’s 8¼% Limited convertible senior subordinated notes due 2012 and 9½% Subordinated debentures due 2012, using observable inputs, was $247,000 and $33,000 at December 31, 2012, respectively, and $259,000 and $34,000 at December 31, 2011, respectively. The fair value of the Company’s remaining long-term debt approximates its carrying value of $1.5 million and $1.1 million at December 31, 2012 and 2011, respectively.

Inventories	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Inventory Disclosure [Abstract]
Inventory Disclosure [Text Block]

Note 6 –Inventories

Inventories are stated at the lower of cost or market and consist of the following:

In thousands	March 31 2013	December 31 2012
Raw materials	$1,955	$1,644
Work-in-progress	376	393
Finished goods	448	431
Invetories, Total	$2,779	$2,468

6. Inventories Inventories consist of the following:
In thousands	2012	2011
Raw materials	$1,644	$1,826
Work-in-progress	393	449
Finished goods	431	600
Invetories, Total	$2,468	$2,875

Rental Equipment	12 Months Ended
Dec. 31, 2012
Rental Equipment [Abstract]
Rental Equipment [Text Block]

7.  Rental Equipment

Rental equipment consists of the following:

In thousands	2012	2011
Rental equipment	$38,442	$43,252
Less accumulated depreciation	25,532	27,060
Net rental equipment	$12,910	$16,192

All the rental equipment was pledged as collateral under the Company’s credit facility as of December 31, 2012, which facility has been paid in full and satisfied subsequent to the end of the year and the liens held by the senior lender on the collateral in connection therewith have been terminated.

Property, Plant and Equipment	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]

8.  Property, Plant and Equipment

Property, plant and equipment consists of the following:

In thousands	2012	2011
Land, buildings and improvements	$1,232	$1,240
Machinery, fixtures and equipment	1,180	1,710
Leaseholds and improvements	23	20
Property, plant and equipment, Gross	2,435	2,970
Less accumulated depreciation	1,264	1,679
Property, plant and equipment, Net	$1,171	$1,291

Land, buildings and equipment having a net book value of $1.2 million and $1.3 million at December 31, 2012 and 2011, respectively, are pledged as collateral under various mortgage and other financing agreements. Subsequent to the end of the year, the Credit Agreement has been paid in full and satisfied, reducing the assets pledged as collateral to $0.8 million.

Other Assets	12 Months Ended
Dec. 31, 2012
Disclosure Text Block Supplement [Abstract]
Other Assets Disclosure [Text Block]	9. Other Assets Other assets consist of the following:
In thousands	2012	2011
Spare parts	$ 55	$175
Prepaids	55	70
Deposits and other	285	673
Total	$395	$918

Taxes on Income	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]

10.  Taxes on Income

The components of income tax expense (benefit) are as follows:

In thousands	2012	2011
Current:
Federal	$ -	$ (56)
State and local	-	-
Foreign	23	48
Income tax (expense) benefit, current	23	(8)
Deferred:
Federal	-	-
State and local	-	-
Income tax (expense) benefit, deferred	-	-
Income tax expense (benefit)	$ 23	$ (8)

Loss from continuing operations before income taxes from the United States operations is $1.0 million and $1.2 million for the years ended December 31, 2012 and 2011, respectively.  (Loss) income from continuing operations before income taxes from Canada operations is $(0.1) million and $0.2 million for the years ended December 31, 2012 and 2011, respectively.

Income tax benefits for continuing operations differed from the expected federal statutory rate of 34.0% as follows:

	2012	2011
Statutory federal income tax benefit rate	34.0%	34.0%
State income taxes, net of federal benefit	3.6	4.1
Federal tax credit refund	-	(4.0)
Foreign income taxed at different rates	(4.8)	0.3
Deferred tax asset valuation allowance	(34.5)	(31.6)
Other	-	(2.2)
Effective income tax rate	(1.7)%	0.6%

Deferred income taxes reflect the net tax effect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes.  Significant components of the Company’s deferred income tax assets and liabilities are as follows:
In thousands	2012	2011
Deferred income tax asset:
Tax credit carryforwards	$ 897	$ 926
Operating loss carryforwards	12,188	10,240
Net pension costs	3,366	3,364
Warrant liabilities	(169)	1,462
Accruals	399	351
Allowance for bad debts	(1)	313
Other	548	411
Valuation allowance	(12,377)	(11,945)
Deferred income tax asset, Total	4,851	5,122
Deferred income tax liability:
Depreciation	3,839	4,113
Other	1,012	1,009
Deferred income tax liability, Total	4,851	5,122
Net deferred income taxes	$ -	$ -

Tax credit carryforwards primarily relate to federal alternative minimum taxes of $0.8 million paid by the Company, which may be carried forward indefinitely and applied against regular federal taxes.  Operating tax loss carryforwards primarily relate to U.S. federal net operating loss carryforwards of approximately $30.4 million, which begin to expire in 2019.  The Company’s restructuring plan, see Note 3 – Plan of Restructuring for further details, could result in an ownership change as defined by section 382 of the Internal Revenue Code, which establishes an annual limit on the deductibility of pre-ownership change net operating loss and credit carryforwards.  Management is undergoing a section 382 evaluation to determine if there has been ownership change.

A valuation allowance has been established for the amount of deferred income tax assets as management has concluded that it is more-likely-than-not that the benefits from such assets will not be realized.

The Company’s policy is to classify interest and penalties related to uncertain tax positions in income tax expense.  The Company does not have any material uncertain tax positions in 2012 and 2011.  The Company does not believe that there will be any material uncertain tax positions in 2013.

The Company is subject to U.S. federal income tax as well as income tax in multiple state and local jurisdictions and Canadian federal and provincial income tax.  Currently, no federal, state or provincial income tax returns are under examination.  The tax years 2008 through 2011 remain open to examination by the major taxing jurisdictions and the 2007 tax year remains open to examination by some state and local taxing jurisdictions to which the Company is subject.

Accrued Liabilities	12 Months Ended
Dec. 31, 2012
Payables and Accruals [Abstract]
Accounts Payable and Accrued Liabilities Disclosure [Text Block]

11.  Accrued Liabilities

Accrued liabilities consist of the following:

In thousands	2012	2011
Deferred revenues	$1,704	$1,811
Current portion of pension liability (see Note 16)	1,445	1,152
Compensation and employee benefits	1,104	1,051
Taxes payable	760	730
Legal fees payable	607	238
Interest payable	329	294
Warranty obligations	281	274
Restructuring costs	205	73
Other	1,342	1,066
Accrued Liabilities, Total	$7,777	$6,689

Warranty obligations: The Company provides for the estimated cost of product warranties at the time revenue is recognized.  While the Company engages in product quality programs and processes, including evaluating the quality of the component suppliers, the warranty obligation is affected by product failure rates.  Should actual product failure rates differ from the Company’s estimates, revisions to increase or decrease the estimated warranty liability may be required.  A summary of the warranty liabilities for each of the two years ended December 31, 2012 is as follows:

In thousands	2012	2011
Balance at beginning of year	$274	$ 291
Provisions	72	125
Deductions	(65)	(142)
Balance at end of year	$281	$ 274

Warrant Liabilities	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Warrant Liabilities [Abstract]
Warrant Liabilities [Text Block]

Note 7 –Warrant Liabilities

As part of the Company’s restructuring plan, see Note 3 – Plan of Restructuring, the Company issued 4,165,000 one-year warrants (the “A Warrants”). The expiration date of the A Warrants was subsequently extended until July 31, 2013.  Each A Warrant entitles the holder to purchase one share of the Company’s Common Stock and a three-year warrant (the “B Warrants”), at an exercise price of $0.20 per share. Each B Warrant shall entitle the holder to purchase one share of the Company’s Common Stock at an exercise price of $0.50 per share. The aggregate number of A Warrants and B Warrants to which the holders are entitled is 8,330,000.

In connection with the Offering, the Company issued 1,200,000 three-year warrants (the “Placement Agent Warrants”), 240,000 A Warrants issuable upon exercise of the Placement Agent Warrants, and 240,000 B Warrants issuable upon exercise of the A Warrants underlying the Placement Agent Warrants.  The aggregate number of Placement Agent Warrants, A Warrants and B Warrants to which the Placement Agent is entitled is 1,680,000.  Each Placement Agent Warrant entitles the Placement Agent to purchase one share of the Company’s Common Stock at an exercise price of $0.50 per share and a two-year A Warrant.  Each A Warrant entitles the Placement Agent to purchase one share of the Company’s Common Stock and a three-year B Warrant at an exercise price of $0.20 per share.  Each B Warrant shall entitle the Placement Agent to purchase one share of the Company’s Common Stock at an exercise price of $0.50 per share.

In connection with a private placement of $650,000 of 4.00% notes in 2011, the Company issued 1,000,000 five-year warrants to the subscriber.  Each warrant entitles the subscriber to purchase one share of the Company’s Common Stock at an exercise price of $0.10 per share.

All the warrants include a potential adjustment of the strike price if the Company sells or grants any option or warrant at a price per share less than the strike price of the warrants. Therefore, the warrants are not considered indexed to the Company’s Common Stock and are accounted for on a liability basis. The Company recorded a non-cash charge of $68,000 in the three months ended March 31, 2013 and a non-cash gain of $108,000 in the three months ended March 31, 2012 related to changes in the value of the warrants issued in the Offering, to the Placement Agent and to the subscriber in connection with the $650,000 of 4.00% secured notes, which is included in a separate line item, Change in warrant liabilities, in the Condensed Consolidated Statements of Operations.

In November 2012, the Board of Directors approved the issuance to two board members, George W. Schiele and Salvatore J. Zizza, of warrants to purchase 500,000 shares of Common Stock at an exercise price of $0.50 per share. In April 2013, the Board of Directors approved the issuance to one board member, Jean Firstenberg, of warrants to purchase 50,000 shares of Common Stock at an exercise price of $0.50 per share. Each of these warrant issuances is subject to shareholder approval at the 2013 Annual Meeting.

12.  Warrant Liabilities

As part of the Company’s restructuring plan, see Note 3 – Plan of Restructuring for further details, the Company issued 4,165,000 one-year warrants (the “A Warrants”). The expiration date of the A Warrants was subsequently extended until July 31, 2013. Each A Warrant entitles the holder to purchase one share of the Company’s Common Stock and a three-year warrant (the “B Warrants”), at an exercise price of $0.20 per share.  Each B Warrant shall entitle the holder to purchase one share of the Company’s Common Stock at an exercise price of $0.50 per share.  The aggregate number of A Warrants and B Warrants to which the holders are entitled is 8,330,000.

In connection with the Offering, the Company issued 1,200,000 warrants (the “Placement Agent Warrants”), 240,000 A Warrants issuable upon exercise of the Placement Agent Warrants, and 240,000 B Warrants issuable upon exercise of the A Warrants underlying the Placement Agent Warrants.  The aggregate number of Placement Agent Warrants, A Warrants and B Warrants to which the Placement Agent is entitled is 1,680,000.

In connection with a private placement of $650,000 of 4.00% notes, see Note 13 –  Long-Term Debt, the Company issued 1,000,000 warrants to the subscriber.

All the warrants include a potential adjustment of the strike price if the Company sells or grants any option or warrant at a price per share less than the strike price of the warrants.  Therefore, the warrants are not considered indexed to the Company’s Common Stock and are accounted for on a liability basis.  The Company recorded a $4.0 million non-cash gain in 2012 and a $3.7 million non-cash expense in 2011 related to changes in the value of the warrants issued in the Offering, the Placement Agent and the subscriber in connection with the $650,000 of 4.00% secured notes, which is included in a separate line item, Change in warrant liabilities, in the Consolidated Statements of Operations.

Long-Term Debt	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Disclosure Text Block [Abstract]
Long-term Debt [Text Block]

Note 8 – Long-Term Debt

As of March 31, 2013, the Company has $1.1 million of 8¼% Limited convertible senior subordinated notes due 2012 (the “Notes”) which are no longer convertible into common shares and which matured as of March 1, 2012; interest was payable semi-annually.  As part of the Company’s restructuring plan, the Company offered the holders of the Notes the right to receive $225, without accrued interest, plus 250 shares of the Company’s Common Stock for each $1,000 Note exchanged.  The offer expired on October 31, 2011, but the Company continues to consider further exchanges of the Notes on the same terms as previously offered.  $9.0 million of the original $10.1 million of principal amount of the Notes have been exchanged, leaving $1.1 million outstanding.  Based on the payment schedule prior to the offer to exchange, the Company had not remitted the March 1, 2010 and 2011 and September 1, 2010 and 2011 semi-annual interest payments of $418,000 each and the March 1, 2012 semi-annual interest and principal payment of $1.4 million to the trustee.  The non-payments constituted an event of default under the Indenture governing the Notes.  The trustee, by notice to the Company, or the holders of 25% of the principal amount of the Notes outstanding, by notice to the Company and the trustee, may declare the outstanding principal plus interest due and payable immediately.  During the continuation of any event which, with notice or lapse of time or both, would constitute a default under any agreement under which Senior Indebtedness is issued, if the effect of such default is to cause or permit the holder of Senior Indebtedness to become due prior to its stated maturity, no payment of principal, premium or interest shall be made on the Notes unless and until such default shall have been remedied, if written notice of such default has been given to the trustee by the Company or the holder of Senior Indebtedness.  If the holder of Senior Indebtedness accelerates the due date at any time, then no payment may be made until the default is cured or waived.  The Notes are subordinate to all Senior Indebtedness of the Company.

As of March 31, 2013, the Company has $334,000 of 9½% Subordinated debentures due 2012 (the “Debentures”) which matured on December 1, 2012; interest was payable semi-annually.  As part of the Company’s restructuring plan, the Company offered the holders of the Debentures the right to receive $100, without accrued interest, for each $1,000 Debenture exchanged. The offer expired on October 31, 2011, but the Company continues to consider further exchanges of the Debentures on the same terms as previously offered. $723,000 of the original $1.1 million principal amount of the Debentures have been exchanged, leaving $334,000 outstanding. Based on the payment schedule prior to the offer to exchange, the Company had not remitted the December 1, 2009, 2010 and 2011 sinking fund payments of $106,000 each, the June 1, 2010, 2011 and 2012 and the December 1, 2010 and 2011 semi-annual interest payments of $50,000 each and the December 1, 2012 semi-annual interest and principal payment of $790,000 to the trustee. The non-payments constituted an event of default under the Indenture governing the Debentures. The trustee, by notice to the Company, or the holders of 25% of the principal amount of the Debentures outstanding, by notice to the Company and the trustee, may declare the outstanding principal plus interest due and payable immediately. During the continuation of any event which, with notice or lapse of time or both, would constitute a default under any agreement under which Senior Indebtedness is issued, if the effect of such default is to cause or permit the holder of Senior Indebtedness to become due prior to its stated maturity, no payment (including any required sinking fund payments) of principal, premium or interest shall be made on the Debentures unless and until such default shall have been remedied, if written notice of such default has been given to the trustee by the Company or the holder of Senior Indebtedness. The failure to make the sinking fund and interest payments are events of default under the Credit Agreement since it involves indebtedness over $500,000. The Credit Agreement was repaid in June 2013, see Note 14 – Subsequent Events. The Debentures are subordinate to all Senior Indebtedness of the Company.

The Company had a bank Credit Agreement, as amended, which provided for a revolving loan of up to $700,000, based on eligible accounts receivable and inventory, at a variable rate of interest of Prime plus 2.00%, (5.25% at March 31, 2013), which was due to mature on March 31, 2013. Subsequent to the end of the quarter, the Company paid off the revolving loan in full and the Credit Agreement has been satisfied. As of March 31, 2013, the Company has drawn $700,000 against the revolving loan facility, leaving none available for additional borrowing. The Credit Agreement required an annual facility fee on the unused commitment of 0.25%, and required compliance with certain financial covenants, as defined in the Credit Agreement, which included a senior debt coverage ratio of not less than 1.75 to 1.00, a loan-to-value ratio of not more than 50% and a $1.0 million quarterly cap on capital expenditures. As of December 31, 2012, the Company was in compliance with the foregoing financial covenants, but was not in compliance with the minimum tangible net worth ratio of not less than $6.5 million ($2.7 million at December 31, 2012) which the senior lender waived. In addition, the senior lender has waived the defaults on the Notes and the Debentures. In addition, the senior lender has waived the default of non-payment of certain pension plan contributions. The amounts outstanding under the Credit Agreement were collateralized by all of the Digital display assets.

The Company has a $498,000 mortgage on its facility located in Des Moines, Iowa at a fixed rate of interest of 6.50% payable in monthly installments, which matures March 1, 2015 and requires a compensating balance of $200,000.

13.  Long-Term Debt

Long-term debt consists of the following:

In thousands	2012	2011
8¼% Limited convertible senior subordinated notes due 2012	$1,096	$1,153
9½% Subordinated debentures due 2012	334	339
Revolving loan – bank secured	1,000	500
Real estate mortgage – secured, due in monthly installments through 2015	512	565
Long-term debt, including current portion	2,942	2,557
Less portion due within one year	2,487	2,045
Long-term debt	$ 455	$ 512

Payments of long-term debt due for the next five years are:
In thousands	2013	2014	2015	2016	2017
Long-term debt due	$2,487	$61	$394	$ -	$ -
	.

The Company has $1.1 million of 8¼% Limited convertible senior subordinated notes due 2012 (the “Notes”) which are no longer convertible into common shares and which matured as of March 1, 2012; interest was payable semi-annually. As part of the Company’s restructuring plan, the Company offered the holders of the Notes the right to receive $225, without accrued interest, plus 250 shares of the Company’s Common Stock for each $1,000 Note exchanged. The offer expired on October 31, 2011, but the Company continues to consider further exchanges of the Notes on the same terms as previously offered. $9.0 million of the original $10.1 million of principal amount of the Notes have been exchanged, leaving $1.1 million outstanding.  Based on the payment schedule prior to the offer to exchange, the Company had not remitted the March 1, 2010 and 2011 and September 1, 2010 and 2011 semi-annual interest payments of $418,000 each and the March 1, 2012 semi-annual interest and principal payment of $1.4 million to the trustee.  The non-payments constituted an event of default under the Indenture governing the Notes.  The trustee, by notice to the Company, or the holders of 25% of the principal amount of the Notes outstanding, by notice to the Company and the trustee, may declare the outstanding principal plus interest due and payable immediately.  During the continuation of any event which, with notice or lapse of time or both, would constitute a default under any agreement under which Senior Indebtedness is issued, if the effect of such default is to cause or permit the holder of Senior Indebtedness to become due prior to its stated maturity, no payment of principal, premium or interest shall be made on the Notes unless and until such default shall have been remedied, if written notice of such default has been given to the trustee by the Company or the holder of Senior Indebtedness.  If the holder of Senior Indebtedness accelerates the due date at any time, then no payment may be made until the default is cured or waived.  The Notes are subordinate to all Senior Indebtedness of the Company.

The Company has $334,000 of 9½% Subordinated debentures due 2012 (the “Debentures”) which matured on December 1, 2012; interest was payable semi-annually.  As part of the Company’s restructuring plan, the Company offered the holders of the Debentures the right to receive $100, without accrued interest, for each $1,000 Debenture exchanged.  The offer expired on October 31, 2011, but the Company continues to consider further exchanges of the Debentures on the same terms as previously offered.  $723,000 of the original $1.1 million principal amount of the Debentures have been exchanged, leaving $334,000 outstanding.  Based on the payment schedule prior to the offer to exchange, the Company had not remitted the December 1, 2009, 2010 and 2011 sinking fund payments of $106,000 each, the June 1, 2010, 2011 and 2012 and the December 1, 2010 and 2011 semi-annual interest payments of $50,000 each and the December 1, 2012 semi-annual interest and principal payment of $790,000 to the trustee.  The non-payments constituted an event of default under the Indenture governing the Debentures.  The trustee, by notice to the Company, or the holders of 25% of the principal amount of the Debentures outstanding, by notice to the Company and the trustee, may declare the outstanding principal plus interest due and payable immediately.  During the continuation of any event which, with notice or lapse of time or both, would constitute a default under any agreement under which Senior Indebtedness is issued, if the effect of such default is to cause or permit the holder of Senior Indebtedness to become due prior to its stated maturity, no payment (including any required sinking fund payments) of principal, premium or interest shall be made on the Debentures unless and until such default shall have been remedied, if written notice of such default has been given to the trustee by the Company or the holder of Senior Indebtedness. The failure to make the sinking fund and interest payments are events of default under the Credit Agreement since it involves indebtedness over $500,000.  The Credit Agreement was repaid in June 2013, see Note 21 – Subsequent Events. The Debentures are subordinate to all Senior Indebtedness of the Company.

As part of the Company’s restructuring plan, the Company recorded gains of $60,000 in the six months ended June 30, 2012 ($0.00 per share, basic and diluted) and $8.8 million ($3.21 per share, basic and diluted) in the year ended December 31, 2011, on debt extinguishment of principal and accrued interest on the Notes and Debentures that were exchanged.

As of December 31, 2012, the Company had a bank Credit Agreement, as amended, which provided for a revolving loan of up to $1.0 million, based on eligible accounts receivable, at a variable rate of interest of Prime plus 2.00%, (5.25% at December 31, 2012), which was due to mature on January 1, 2013.  Subsequent to the end of the year, the Company paid off the revolving loan in full and the Credit Agreement has been satisfied. As of December 31, 2012, the Company had drawn $1.0 million against the revolving loan facility, leaving none available for additional borrowing.  The Credit Agreement required an annual facility fee on the unused commitment of 0.25%, and required compliance with certain financial covenants, as defined in the Credit Agreement, which included a senior debt coverage ratio of not less than 1.75 to 1.00, a loan-to-value ratio of not more than 50% and a $1.0 million quarterly cap on capital expenditures.  As of December 31, 2012, the Company was in compliance with the foregoing financial covenants, but was not in compliance with the minimum tangible net worth ratio of not less than $6.5 million ($2.7 million at December 31, 2012) which the senior lender waived.  In addition, the senior lender has waived the defaults on the Notes and the Debentures.  In addition, the senior lender has waived the default of non-payment of certain pension plan contributions. The amounts outstanding under the Credit Agreement were collateralized by all of the Digital display assets.

The Company has a $512,000 mortgage on its facility located in Des Moines, Iowa at a fixed rate of interest of 6.50% payable in monthly installments, which matures March 1, 2015 and requires a compensating balance of $200,000.

On June 17, 2011, the Company entered into a subscription agreement for a private placement consisting of $650,000 of 4.00% secured notes of the Company pursuant to Section 4(2) of the Securities Act of 1933, as amended, and Rule 506 promulgated thereunder.  In connection with the purchase of these notes, the subscriber received a five-year warrant to purchase 1,000,000 shares of the Company’s Common Stock at an exercise price of $0.10 per share.  The financing was collateralized by the land held for sale located in Silver City, New Mexico, which has been sold, and the notes have been satisfied.

Redeemable Convertible Preferred Stock and Stockholders' Equity (Deficit)	12 Months Ended
Dec. 31, 2012
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]

14.  Redeemable Convertible Preferred Stock and Stockholders’ Equity (Deficit)

The Company’s Board of Directors approved a comprehensive restructuring plan, see Note 3 – Plan of Restructuring for further details.

During 2012 and 2011, the Board of Directors did not declare any quarterly cash dividends on the Company’s Common Stock.

Shares of the Company’s Common Stock reserved for future issuance in connection with convertible securities and stock option plans were 16,037,000 and 16,039,000 at December 31, 2012 and 2011, respectively.

As part of the Company’s restructuring plan, on November 14, 2011 the Company completed the sale of an aggregate of $8.3 million of Series A Convertible Preferred Stock, see Note 3 – Plan of Restructuring for further details. Upon the filing of our Amended and Restated Certificate of Incorporation subsequent to the authorization of additional shares of Common Stock by the Company’s stockholders at the 2012 Annual Meeting, these shares of Series A Convertible Preferred Stock converted into 20,825,000 shares of Common Stock.

On February 16, 2010, the Board granted Mr. J.M. Allain, the Company’s new President and Chief Executive Officer, 50,000 shares of restricted Common Stock from treasury shares which vested 50% after one year and the remaining 50% after two years.  The Company recorded stock compensation expense over the vesting period of $3,000 and $24,000 for the years ended December 31, 2012 and 2011, respectively. Accumulated other comprehensive loss is comprised of $4,877,000 and $4,368,000 of unrecognized pension costs at December 31, 2012 and 2011, respectively and $998,000 and $901,000 of unrealized foreign currency translation gains at December 31, 2012 and 2011, respectively.

Engineering Development	12 Months Ended
Dec. 31, 2012
Engineering Development [Abstract]
Engineering Development [Text Block]

15.  Engineering Development

Engineering development expense was $273,000 and $215,000 for the years ended 2012 and 2011, respectively, which are included in General and administrative expenses in the Consolidated Statements of Operations.

Pension Plan	12 Months Ended
Dec. 31, 2012
Deferred Compensation Arrangements [Abstract]
Deferred Compensation Arrangement with Individual Disclosure, Postretirement Benefits [Table Text Block]

16.  Pension Plan

All eligible salaried employees of Trans-Lux Corporation and certain of its subsidiaries are covered by a non-contributory defined benefit pension plan.  Pension benefits vest after five years of service and are based on years of service and final average salary.  The Company’s general funding policy is to contribute at least the required minimum amounts sufficient to satisfy regulatory funding standards, but not more than the maximum tax-deductible amount.  As of December 31, 2003, the benefit service under the pension plan had been frozen and, accordingly, there is no service cost for each of the two years ended December 31, 2012.  On April 30, 2009, the compensation increments were frozen, and accordingly, no additional benefits are being accrued under the plan.  For 2012 and 2011, the accrued benefit obligation of the plan exceeded the fair value of plan assets, due primarily to the plan’s investment performance.  The Company’s obligations under its pension plan exceeded plan assets by $6.4 million at December 31, 2012.

The Company employs a total return investment approach whereby a mix of equities and fixed income investments are used to maximize the long-term return of plan assets for a prudent level of risk.  The intent of this strategy is to minimize plan expenses by outperforming plan liabilities over the long run.  Risk tolerance is established through careful consideration of plan liabilities, plan funded status and corporate financial condition.  The portfolio contains a diversified blend of equity and fixed income investments.  Investment risk is measured and monitored on an ongoing basis through annual liability measurements, periodic asset/liability studies and quarterly investment portfolio reviews.

At December 31, 2012 and 2011, the Company’s pension plan weighted average asset allocations by asset category are as follows:

	2012	2011
Guaranteed investment contracts	31.8%	38.3%
Mutual stock funds	17.2	17.3
Equity and index funds	51.0	43.6
Money market funds	0.0	0.8
Total pension plan assets	100.0%	100.0%

The pension plan asset information included below is presented at fair value.  ASC 820 establishes a framework for measuring fair value and required disclosures about assets and liabilities measured at fair value. The fair value of these assets is determined using a three-tier fair value hierarchy.  Based on this hierarchy, the Company determined the fair value of its money market funds and mutual stock funds using quoted market prices, a Level 1 or an observable input, the guaranteed investment contracts and equity and index funds, a Level 2 based on observable inputs and quoted prices in markets that are not active.  The Company does not have any Level 3 pension assets, in which such valuation would be based on unobservable measurements and management’s estimates.

The following table presents the pension plan assets by level within the fair value hierarchy as of December 31, 2012:

In thousands	Level 1	Level 2	Level 3	Total
Guaranteed investment contracts	$ -	$1,914	$ -	$1,914
Mutual stock funds	1,035	-	-	1,035
Equity and index funds	-	3,070	-	3,070
Fair Value, Pension plan assets, Total	$1,035	$4,984	$ -	$6,019

The funded status of the plan as of December 31, 2012 and 2011 is as follows:

In thousands	2012	2011
Change in benefit obligation: Projected benefit obligation at beginning of year	$ 11,276	$ 9,912
Interest cost	520	548
Actuarial loss	1,086	1,193
Benefits paid	(433)	(377)
Projected benefit obligation at end of year	12,449	11,276
Change in plan assets: Fair value of plan assets at beginning of year	5,361	5,287
Actual return on plan assets	532	(153)
Company contributions	559	604
Benefits paid	(433)	(377)
Fair value of plan assets at end of year	6,019	5,361
Funded status (underfunded)	$ (6,430)	$ (5,915)
Amounts recognized in other accumulated comprehensive loss:
Net actuarial loss	$ 6,361	$ 5,852
Weighted average assumptions as of December 31:
Discount rate:
Components of cost	4.08%	4.80%
Benefit obligations	4.80%	5.75%
Expected return on plan assets	8.00%	8.00%
Rate of compensation increase	N/A	N/A

The Company determines the long-term rate of return for plan assets by studying historical markets and the long-term relationships between equity securities and fixed income securities, with the widely-accepted capital market principal that assets with higher volatility generate higher returns over the long run.  The 8.0% expected long-term rate of return on plan assets is determined based on long-term historical performance of plan assets, current asset allocation and projected long-term rates of return.

In 2013, the Company expects to amortize $523,000 of actuarial losses to pension expense.  The accumulated benefit obligation at December 31, 2012 and 2011 was $12.4 million and $11.3 million, respectively.  The minimum required contribution for 2013 is expected to be $1.4 million, which is included in Accrued liabilities in the Consolidated Balance Sheets.  The long-term pension liability is $5.0 million and is included in Deferred pension liability and other in the Consolidated Balance Sheets.  In March 2010, 2011 and 2013, the Company submitted to the Internal Revenue Service requests for waivers of the minimum funding standard for its defined benefit plan for the 2009, 2010 and 2012 plan years.  The waiver requests were submitted as a result of the economic climate and the business hardship that the Company was experiencing.  The waivers for the 2009 and 2010 plan years were approved and granted subject to certain conditions and have deferred payment of $285,000 and $559,000 of the minimum funding standard for the 2009 and 2010 plan years, respectively.  If the 2012 waiver is not granted, the Pension Benefit Guaranty Corporation and the Internal Revenue Service have various enforcement remedies that can be implemented to protect the participant’s benefits, such as termination of the plan or a requirement that the Company make the unpaid contributions.  The senior lender has waived the default of non-payment of certain pension plan contributions, but in the event that any government agency takes any enforcement action or otherwise exercises any rights or remedies it may have, this shall constitute a separate and distinct event of default and the senior lender may exercise any and all rights or remedies it may have.  At this time, the Company is expecting to make its required contributions for the 2013 plan year and has already made $218,000 of contributions; however there is no assurance that the Company will be able to make any or all such remaining payments.

Expected projected benefit payments due for the next five years are:
In thousands	2013	2014	2015	2016	2017
Expected projected benefit payments at the end of the year	$646	$500	$650	$719	$582
		.

The following table presents the components of the net periodic pension cost for the two years ended December 31, 2012:

In thousands	2012	2011
Interest cost	$ 520	$ 548
Expected return on plan assets	(438)	(396)
Amortization of net actuarial loss	484	347
Net periodic pension cost	$ 566	$ 499

The following table presents the change in unrecognized pension costs recorded in other comprehensive loss as of December 31, 2012 and 2011:

In thousands	2012	2011
Balance at beginning of year	$5,852	$4,456
Net actuarial loss	993	1,743
Recognized loss	(484)	(347)
Balance at end of year	$6,361	$5,852

In addition, the Company provided unfunded supplemental retirement benefits for the retired, former Chief Executive Officer.  During 2009 the Company accrued $0.5 million for such benefits, which has not yet been paid.  The Company does not offer any post-retirement benefits other than the pension and supplemental retirement benefits described herein.

Share-Based Compensation	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]

Note 10 – Share-Based Compensation

The Company accounts for all share-based payments to employees and directors, including grants of employee stock options, at fair value and expenses the benefit in the Condensed Consolidated Statements of Operations over the service period (generally the vesting period).  The fair value of each stock option granted is estimated on the date of grant using the Black- Scholes pricing valuation model, which requires various assumptions including estimating stock price volatility, expected life of the stock option, risk free interest rate and forfeiture rate.

The Company did not issue any stock options during the three months ended March 31, 2013 and 2012.  There are no unrecognized compensation costs related to unvested stock options granted under the Company’s stock option plans.

The following table summarizes the activity of the Company's stock options for the three months ended March 31, 2013:

	Options	Weighted Average Exercise Price ($)	Weighted Average Remaining Contractual Term (Yrs)	Aggregate Intrinsic Value ($)
Outstanding at beginning of year	6,500	5.57
Granted	-	-
Exercised	-	-
Terminated	5,000	7.00
Outstanding at end of period	1,500	0.78	2.8
Vested and expected to vest at end of period	1,500	0.78	2.8	-
Exercisable at end of period	1,500	0.78	2.8	-

17.  Share-Based Compensation

The Company accounts for all share-based payments to employees and directors, including grants of employee stock options, at fair value and expenses the benefit in the Consolidated Statements of Operations over the service period (generally the vesting period). The fair value of each stock option granted is estimated on the date of grant using the Black-Scholes pricing valuation model, which requires various assumptions including estimating stock price volatility, expected life of the stock option, risk free interest rate and forfeiture rate.

The Company has three stock option plans.  During 2012, shareholders approved the 2012 Long-Term Incentive Plan authorizing 5,000,000 shares of Common Stock for grant to key employees and directors.  Under the 1995 Stock Option Plan, 125,000 shares of Common Stock were authorized for grant to key employees.  Under the Non-Employee Director Stock Option Plan, 30,000 shares of Common Stock were authorized for grant.  The Non-Statutory Stock Option Agreement expired in 2011, under which 10,000 shares of Common Stock had been authorized and issued to the former Chairman of the Board.

Changes in the stock option plans are as follows:

Number of Shares

				Weighted Average Exercise
	Authorized	Granted	Available	Price
Balance January 1, 2011	39,000	23,000	16,000	$4.51
Expired	(10,000)	(11,000)	1,000	3.97
Granted	-	-	-	-
Balance December 31, 2011	29,000	12,000	17,000	4.99
Authorized	5,000,000	-	5,000,000	-
Expired	(2,500)	(5,500)	3,000	4.30
Granted	-	-	-	-
Balance December 31, 2012	5,026,500	6,500	5,020,000	5.57

Under the 2012 Long-Term Incentive Plan, option prices must be at least 100% of the market value of the Common Stock at time of grant.  Exercise periods are for ten years from date of grant and terminate at a stipulated period of time after an employee’s termination of employment.  At December 31, 2012, no options were outstanding or exercisable.  During 2012, no options were granted, exercised or expired.

Under the 1995 Stock Option Plan, option prices must be at least 100% of the market value of the Common Stock at time of grant.  No option may be exercised prior to one year after date of grant.  Exercise periods are for ten years from date of grant and terminate at a stipulated period of time after an employee’s termination of employment.  At December 31, 2012, options for 5,000 shares with exercise prices of $7.00 per share were outstanding, all of which were exercisable.  During 2012, no options were granted or exercised and 2,500 options expired.  During 2011, no options were granted, exercised or expired.  No additional options can be granted under the 1995 Plan.

Under the Non-Employee Director Stock Option Plan, option prices must be at least 100% of the market value of the Common Stock at time of grant.  No option may be exercised prior to one year after date of grant and the optionee must be a director of the Company at time of exercise, except in certain cases as permitted by the Compensation Committee.  Exercise periods are for six years from date of grant and terminate at a stipulated period of time after an optionee ceases to be a director.  At December 31, 2012, options for 1,500 shares with exercise prices ranging from $0.65 to $1.05 per share were outstanding, all of which were exercisable.  During 2012, no options were granted or exercised and options for 3,000 shares expired.  During 2011, no options were granted or exercised and options for 1,000 shares expired.

Under the Non-Statutory Stock Option Agreement for the former Chairman of the Board, the option price must be at least 100% of the market value of the Common Stock at time of grant and the exercise period is for 10 years from date of grant.  At December 31, 2012, no options were outstanding and the plan had expired.  During 2012, no options were granted, exercised or expired.  During 2011, no options were granted or exercised and the option for 10,000 shares expired.

The following table summarizes information about stock options outstanding and exercisable at December 31, 2012:

Range of

Exercise

Prices

	Number Out-standing and Exercis-able

Weighted Average Remaining Contractual Life

Weighted Average Exercise Price

			Aggre-gate Intrinsic Value
$0.65 - $1.99	1,500	2.8	$0.78	-
7.00 - 7.99	5,000	1.3	7.00	-
Total	6,500	1.6	5.57	-

All outstanding option prices are over the current market price. As of December 31, 2012, there was no unrecognized compensation cost related to non-vested options granted under the Plans.

No options were granted in 2012 and 2011.  The fair value of options granted under the Company’s stock option plans will be estimated on dates of grant using the Black-Scholes model using the weighted average assumptions for dividend yield, expected volatility, risk free interest rate and expected lives of options granted.

Loss Per Common Share	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]

Note 11 –  Income (Loss) Per Common Share

Basic income (loss) per common share is computed by dividing net income (loss) by the weighted average number of common shares outstanding for the period. Diluted income (loss) per common share is computed by dividing net income (loss) by the weighted average number of common shares outstanding, adjusted for shares that would be assumed outstanding after warrants and stock options vested under the treasury stock method.  At March 31, 2013, outstanding warrants convertible into 11,010,000 shares of Common Stock were excluded from the calculation of diluted income (loss) per share because their impact would have been anti-dilutive. At March 31, 2013 and 2012, there were outstanding stock options to purchase 1,500 and 9,500 shares of Common Stock, respectively, which were excluded from the calculation of diluted income (loss) per share because their impact would have been anti-dilutive.

18.  Loss Per Common Share

Basic loss per common share is computed by dividing net loss by the weighted average number of common shares outstanding for the period.  Diluted loss per common share is computed by dividing net loss by the weighted average number of common shares outstanding, adjusted for shares that would be assumed outstanding after warrants and stock options vested under the treasury stock method. At December 31, 2012, outstanding warrants convertible into 11,010,000 shares of Common Stock were excluded from the calculation of diluted loss per share because their impact would have been anti-dilutive. At December 31, 2012 and 2011, there were outstanding stock options to purchase 6,500 and 12,000 shares of Common Stock, respectively, which were also excluded from the calculation of diluted loss per share because their impact would have been anti-dilutive.

Commitments and Contingencies	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]

19.  Commitments and Contingencies

Commitments: The Company has an employment agreement with its Chief Executive Officer, which expires in February 2015. The aggregate commitment for future salaries, excluding bonuses, was approximately $584,000.  Contractual salaries expense was $351,000 and $255,000 for the years ended December 31, 2012 and 2011, respectively.

Contingencies:  The Company is subject to legal proceedings and claims which arise in the ordinary course of its business and/or which are covered by insurance.  The Company believes that it has accrued adequate reserves individually and in the aggregate.  Our former outside legal counsel has brought a claim against us for $593,000, which we have included in Accrued liabilities on the Consolidated Balance Sheets.

Operating leases:  Certain premises are occupied under operating leases that expire at varying dates through 2013.  Certain of these leases provide for the payment of real estate taxes and other occupancy costs.  Future minimum lease payments due under operating leases at December 31, 2012 aggregating $217,000 are as follows: $207,000 - 2013, $10,000 – 2014, $0 – 2015 through 2017.  Rent expense was $327,000 and $290,000 for the years ended December 31, 2012 and 2011, respectively.

Business Segment Data	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]

Note 13 –  Business Segment Data

Operating segments are based on the Company’s business components about which separate financial information is available and are evaluated regularly by the Company’s chief operating decision maker in deciding how to allocate resources and in assessing performance of the business.

The Company evaluates segment performance and allocates resources based upon operating income. The Company’s operations are managed in two reportable business segments: Digital display sales and Digital display lease and maintenance. Both design and produce large-scale, multi-color, real-time digital displays and LED lighting, which has a line of energy-saving lighting solutions that provide facilities and public infrastructure with “green” lighting solutions that emit less heat, save energy and enable creative designs.  Both operating segments are conducted on a global basis, primarily through operations in the United States. The Company also has operations in Canada.The Digital display sales segment sells equipment and the Digital display lease and maintenance segment leases and maintains equipment.Corporate general and administrative items relate to costs that are not directly identifiable with a segment. There are no intersegment sales.

Foreign revenues represent less than 10% of the Company’s revenues for 2013 and 2012. The foreign operation does not manufacture its own equipment; the domestic operation provides the equipment that the foreign operation leases or sells. The foreign operation operates similarly to the domestic operation and has similar profit margins. Foreign assets are immaterial.

Information about the Company’s continuing operations in its two business segments for the three months ended March 31, 2013 and 2012 is as follows:

In thousands	2013	2012
Revenues:
Digital display sales	$ 2,451	$ 3,837
Digital display lease and maintenance	1,645	1,768
Total revenues	$ 4,096	$ 5,605
Operating (loss) income:
Digital display sales	$(1,008)	$(1,141)
Digital display lease and maintenance	262	217
Corporate general and administrative expenses	(463)	(718)
Total operating loss	(1,209)	(1,642)
Interest expense, net	(41)	(51)
Gain on debt extinguishment	-	4
Change in warrant liabilities	(68)	108
Loss from continuing operations before income taxes	(1,318)	(1,581)
Income tax expense	(8)	(7)
Loss from continuing operations	$(1,326)	$(1,588)

20.  Business Segment Data

Operating segments are based on the Company’s business components about which separate financial information is available and are evaluated regularly by the Company’s chief operating decision maker in deciding how to allocate resources and in assessing performance of the business.

The Company evaluates segment performance and allocates resources based upon operating income.  The Company’s operations are managed in two reportable business segments: Digital display sales and Digital display lease and maintenance.  Both design and produce large-scale, multi-color, real-time digital displays and LED lighting, which has a line of energy-saving lighting solutions that provide facilities and public infrastructure with “green” lighting solutions that emit less heat, save energy and enable creative designs.  Both operating segments are conducted on a global basis, primarily through operations in the United States.  The Company also has operations in Canada.  The Digital display sales segment sells equipment and the Digital display lease and maintenance segment leases and maintains equipment.  Corporate general and administrative items relate to costs that are not directly identifiable with a segment.  There are no intersegment sales. Foreign revenues represent less than 10% of the Company’s revenues for 2012 and 2011.  The foreign operation does not manufacture its own equipment; the domestic operation provides the equipment that the foreign operation leases or sells.  The foreign operation operates similarly to the domestic operation and has similar profit margins.  Foreign assets are immaterial.

Information about the Company’s continuing operations in its two business segments for the two years ended December 31, 2012 and as of December 31, 2012 and 2011 is as follows:
In thousands	2012	2011
Revenues:
Digital display sales	$16,065	$15,990
Digital display lease & maintenance	6,956	7,767
Total revenues	$23,021	$23,757
Operating income (loss):
Digital display sales	$(2,822)	$ (2,590)
Digital display lease & maintenance	697	319
Corporate general and administrative expenses	(2,785)	(2,635)
Total operating loss	(4,910)	(4,906)
Interest expense, net	(297)	(1,217)
Gain on debt extinguishment	60	8,796
Change in warrant liabilities	4,041	(3,655)
Loss from continuing operations before income taxes	(1,106)	(982)
Income tax (expense) benefit	(23)	8
Loss from continuing operations	(1,129)	(974)
Loss from discontinued operations	(236)	(444)
Net loss	$(1,365)	$ (1,418)
Assets:
Digital display sales	$ 6,504	$ 7,460
Digital display lease & maintenance	13,677	17,386
Total identifiable assets	20,181	24,846
General corporate	1,164	1,109
Total assets	$21,345	$25,955
Depreciation and amortization:
Digital display sales	$ 135	$ 179
Digital display lease & maintenance	3,804	4,303
General corporate	165	66
Total depreciation and amortization	$ 4,104	$ 4,548
Capital expenditures:
Digital display sales	$ 62	$ 37
Digital display lease & maintenance	487	430
General corporate	7	5
Total capital expenditures	$ 556	$ 472

Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Subsequent Events [Abstract]
Subsequent Events [Text Block]

Note 14 - Subsequent Events

On April 8, 2013, the Board of Directors approved, the issuance to one board member, Jean Firstenberg, of warrants to purchase 50,000 shares of Common Stock at an exercise price of $0.50 per share, subject to shareholder approval at the 2013 Annual Meeting.

On April 18, 2013, board member Elliot Sloyer informed the Board of Directors that he will be retiring from the board at the end of his current term, which ends at the 2013 Annual Meeting.

On June 11, 2013, the Company entered into a Master Agreement for Sale and Assignment of Leases with AXIS Capital, Inc. (the “Agreement”) and financed the future receivables relating to certain lease contracts. As a result of the transaction, the Company received net proceeds of $887,000. The funds were used to pay off the balance due on the Credit Agreement and to make a payment to the Company’s pension plan. The Credit Agreement has been satisfied in full and the liens held by the senior lender on the collateral in connection therewith have been terminated. In connection with the Agreement, the Company has issued warrants to purchase 180,000 shares of the Company’s Common Stock, par value $0.001, to AXIS Capital, Inc. at an exercise price of $0.50 per share. The issuance of the warrants was completed in accordance with the exemption provided by Section 4(2) of the Securities Act of 1933, as amended.

21.  Subsequent Events

On February 7, 2013, the Company’s Form S-1 Registration Statement to register the resale of up to 27.2 million shares of Common Stock became effective, but the late filing of this Form 10-K has nullified the effectiveness of the registration.

On February 26, 2013, the Company sold its real estate rental property located in Santa Fe, New Mexico.  See Note 4 – Discontinued Operations.

On March 14, 2013, the Company submitted to the Internal Revenue Service a request for waiver of the minimum funding standard for its defined benefit plan.  See Note 17 – Pension Plan.

On April 8, 2013, the Board of Directors approved the issuance to one board member, Jean Firstenberg, of warrants to purchase 50,000 shares of Common Stock at an exercise price of $0.50 per share, subject to shareholder approval at the 2013 Annual Meeting.

On June 11, 2013, the Company entered into a Master Agreement for Sale and Assignment of Leases with AXIS Capital, Inc. (the “Agreement”) and financed the future receivables relating to certain lease contracts.  As a result of the transaction, the Company received net proceeds of $887,000.  The funds were used to pay off the balance due on the Credit Agreement and to make a payment to the Company’s pension plan.  The Credit Agreement has been satisfied in full and the liens held by the senior lender on the collateral in connection therewith have been terminated.  In connection with the Agreement, the Company has issued warrants to purchase 180,000 shares of the Company’s Common Stock, par value $0.001, to AXIS Capital, Inc. at an exercise price of $0.50 per share.  The issuance of the warrants was completed in accordance with the exemption provided by Section 4(2) of the Securities Act of 1933, as amended.

Basis of Presentation	3 Months Ended
Mar. 31, 2013
Disclosure Text Block [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]

Note 1 –  Basis of Presentation

Financial information included herein is unaudited, however, such information reflects all adjustments (of a normal and recurring nature), which are, in the opinion of management, necessary for the fair presentation of the condensed consolidated financial statements for the interim periods.  The results for the interim periods are not necessarily indicative of the results to be expected for the full year. The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with rule 10-01 of Regulation S-X promulgated by the Securities and Exchange Commission and therefore do not include all information and footnote disclosures required under accounting principles generally accepted in the United States of America.  It is suggested that the March 31, 2013 condensed consolidated financial statements should be read in conjunction with the consolidated financial statements and notes included in the Company's Annual Report on Form 10-K for the year ended December 31, 2012.  The Condensed Consolidated Balance Sheet at December 31, 2012 is derived from the December 31, 2012 audited financial statements.

There have been no material changes in our significant accounting policies during the three months ended March 31, 2013 as compared to the significant accounting policies described in our Annual Report on Form 10-K for the year ended December 31, 2012.  The Company has evaluated subsequent events through the filing date of this Form 10-Q and they are disclosed in Note 14 – Subsequent Events.

Recent Accounting Pronouncements:  In September 2011, the Financial Accounting Standards Board (“FASB”) issued ASU 2011-08, “Intangibles - Goodwill and Other (Topic 350): Testing Goodwill Impairment” (“ASU 2011-08”).  ASU 2011-08 is intended to simplify goodwill impairment testing by permitting assessment of qualitative factors to determine whether events and circumstances lead to the conclusion that it is necessary to perform the traditional two-step impairment test.  Under this update, we are not required to calculate the fair value of our reporting units unless we conclude that it is more-likely-than-not (likelihood of more than 50%) that the carrying value of our reporting units is greater than the fair value of such units based on our assessment of events and circumstances. This update is effective for fiscal years beginning after December 15, 2011, with early adoption permitted.  We adopted the provisions of this update at the beginning of our 2012 fourth quarter, which has historically been the time at which we assessed the potential impairment of our goodwill and other indefinite lived intangible assets. The adoption of ASU 2011-08 did not have a material impact on the Company’s condensed consolidated financial statements.

Reclassifications:  Certain reclassifications of prior year amounts have been made to conform to the current year presentation.

Pension Plan	3 Months Ended
Mar. 31, 2013
Compensation and Retirement Disclosure [Abstract]
Pension and Other Postretirement Benefits Disclosure [Text Block]

Note 9 –Pension Plan

As of December 31, 2003, the benefit service under the pension plan had been frozen and, accordingly, there is no service cost.  As of April 30, 2009, the compensation increments had been frozen and, accordingly, no additional benefits are being accrued under the plan.

The following table presents the components of net periodic pension cost:

	Three months ended March 31
In thousands	2013	2012
Interest cost	$ 130	$ 130
Expected return on plan assets	(110)	(110)
Amortization of net actuarial loss	121	121
Net periodic pension cost	$ 141	$ 141

As of March 31, 2013, the Company has recorded a current pension liability of $1.4 million, which is included in Accrued liabilities in the Condensed Consolidated Balance Sheets, and a long-term pension liability of $5.1 million, which is included in Deferred pension liability and other in the Condensed Consolidated Balance Sheets.  The minimum required contribution for 2013 is expected to be $1.4 million.

The pension plan asset information included below is presented at fair value.  ASC 820 establishes a framework for measuring fair value and required disclosures about assets and liabilities measured at fair value.The fair values of these assets are determined using a three-tier fair value hierarchy.  Based on this hierarchy, the Company determined the fair value of its mutual stock funds using quoted market prices, a Level 1 or an observable input, and the guaranteed investment contracts and equity and index funds, a Level 2 based on observable inputs and quoted prices in markets that are not active.  The Company does not have any Level 3 pension assets, in which such valuation would be based on unobservable measurements and management’s estimates.

The following table presents the pension plan assets by level within the fair value hierarchy as of March 31, 2013:

In thousands	Level 1	Level 2	Level 3	Total
Guaranteed investment contracts	$ -	$1,764	$ -	$1,764
Mutual stock funds	1,135	-	-	1,135
Equity and index funds	-	3,281	-	3,281
Total pension plan assets	$1,135	$5,045	$ -	$6,180

In March 2010, 2011 and 2013, the Company submitted to the Internal Revenue Service requests for waivers of the minimum funding standard for its defined benefit plan for the 2009, 2010 and 2012 plan years.  The waiver requests were submitted as a result of the economic climate and the business hardship that the Company was experiencing.  The waivers for the 2009 and 2010 plan years were approved and granted subject to certain conditions and have deferred payment of $285,000 and $559,000 of the minimum funding standard for the 2009 and 2010 plan years, respectively.  If the 2012 waiver is not granted, the Pension Benefit Guaranty Corporation and the Internal Revenue Service have various enforcement remedies that can be implemented to protect the participant’s benefits, such as termination of the plan or a requirement that the Company make the unpaid contributions.  The senior lender has waived the default of non-payment of certain pension plan contributions, but in the event that any government agency takes any enforcement action or otherwise exercises any rights or remedies it may have, this shall constitute a separate and distinct event of default and the senior lender may exercise any and all rights or remedies it may have.  At this time, the Company is expecting to make its required contributions for the 2013 plan year; however there is no assurance that the Company will be able to make any or all of such payments.

Legal Proceedings and Claims	3 Months Ended
Mar. 31, 2013
Disclosure Text Block Supplement [Abstract]
Legal Matters and Contingencies [Text Block]

Note 12 –  Legal Proceedings and Claims

The Company is subject to legal proceedings and claims which arise in the ordinary course of its business and/or which are covered by insurance. The Company believes that it has accrued adequate reserves individually and in the aggregate, however unfavorable outcomes of certain of the legal proceedings could have a material adverse effect on the consolidated financial position and operations of the Company.

Accounting Policies, by Policy (Policies)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Consolidation, Policy [Policy Text Block]

Principles of consolidation:  The consolidated financial statements include the accounts of Trans-Lux Corporation, a Delaware corporation, and all wholly-owned subsidiaries (the “Company”).  Intercompany balances and transactions have been eliminated in consolidation.

Use of Estimates, Policy [Policy Text Block]

Use of estimates:  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.  Estimates and assumptions are reviewed periodically and the effects of revisions are reflected in the financial statements in the period in which they are determined to be necessary.  Estimates are used when accounting for such items as costs of long-term sales contracts, allowance for uncollectible accounts, inventory valuation allowances, depreciation and amortization, intangible assets, income taxes, warranty obligations, benefit plans, warrant liabilities, contingencies and litigation.

Cash and Cash Equivalents, Policy [Policy Text Block]	Cash and cash equivalents: The Company considers all highly liquid investments with an original maturity of three months or less to be cash equivalents.
Receivables, Policy [Policy Text Block]

Accounts receivable:  Receivables are carried at net realizable value.  Credit is extended based on an evaluation of each customer’s financial condition; collateral is generally not required.  Reserves for uncollectible accounts receivable are provided based on historical experience and current trends.  The Company evaluates the adequacy of these reserves regularly.

The following is a summary of the allowance for uncollectible accounts at December 31:

In thousands	2012	2011
Balance at beginning of year	$ 884	$1,326
Provisions	115	434
Deductions	(935)	(876)
Balance at end of year	$ 64	$ 884

Concentrations of credit risk with respect to accounts receivable are limited due to the large number of customers, the relatively small account balances within the majority of the Company’s customer base and their dispersion across different businesses.

Inventory, Policy [Policy Text Block]

Inventories:  Inventories are stated at the lower of cost (first-in, first-out method) or market value.  Valuation allowances for slow moving and obsolete inventories are provided based on historical experience and demand for servicing of the displays.  The Company evaluates the adequacy of these valuation allowances regularly.

Property, Plant and Equipment, Policy [Policy Text Block]

Rental equipment and property, plant and equipment:  Rental equipment and property, plant and equipment are stated at cost and depreciated over their respective useful lives using the straight-line method.  Leaseholds and improvements are amortized over the lesser of the useful lives or term of the lease.

The estimated useful lives are as follows:

Years
Indoor rental equipment	5-10
Outdoor rental equipment	15
Buildings and improvements	10 - 40
Machinery, fixtures and equipment	3 - 15
Leaseholds and improvements	5

When rental equipment and property, plant and equipment are fully depreciated, retired or otherwise disposed of, the cost and accumulated depreciation are eliminated from the accounts.
Goodwill and Intangible Assets, Policy [Policy Text Block]

Goodwill and intangibles:  Goodwill represents the excess of purchase price over the estimated fair value of net assets acquired.  Identifiable intangible assets are recorded at cost and amortized over their estimated useful life on a straight line basis and deferred financing costs are amortized over the life of the related debt of one to two years.  The goodwill of $744,000 relates to the Digital display sales segment.

The Company annually evaluates the value of its goodwill on October 1 and determines if it is impaired by comparing the carrying value of goodwill to its estimated fair value.  Changes in the assumptions used could materially impact the fair value estimates.  Assumptions critical to our fair value estimates are: (i) discount rate used to derive the present value factors used in determining the fair value of the reporting unit, (ii) projected average revenue growth rates used in the reporting unit models and (iii) projected long-term growth rates used in the derivation of terminal year values.  These and other assumptions are impacted by economic conditions and expectations of management and will change in the future based on period-specific facts and circumstances.  The Company uses the income and the market approach when testing for goodwill impairment.  The Company weighs these approaches by using a 67% factor for the income approach and a 33% factor for the market approach.  Together these two factors estimate the fair value of the reporting unit.  The Company’s goodwill relates to our catalog sports reporting unit.  The Company uses a discounted cash flow model to determine the fair value under the income approach which contemplates an overall weighted average revenue growth rate of 2.3%.  If the Company were to reduce its revenue projections on the reporting unit by 1.3% within the income approach, the fair value of the reporting unit would be below carrying value.  The gross profit margins used are consistent with historical margins achieved by the Company during previous years.  If there is a margin decline of 1.9% or more, the model would yield results of a fair value less than carrying amount.  The Company uses a market multiple approach based on revenue to determine the fair value under the market approach which includes a selection of and market price of a group of comparable companies and the performance of the guidelines of the comparable companies and of the reporting unit.  The impairment test for goodwill is a two-step process.  The first step of the goodwill impairment test compares the fair value of the reporting unit with its carrying amount.  If the carrying amount of the reporting unit exceeds its fair value, a second step is performed to calculate the implied fair value of the goodwill of the reporting unit by deducting the fair value of all of the individual assets and liabilities of the reporting unit from the respective fair values of the reporting unit as a whole.  To the extent the calculated implied fair value of the goodwill is less than the recorded goodwill, an impairment charge is recorded for the difference.  Fair value is determined using cash flow and other valuation models (generally Level 3 inputs in the fair value hierarchy).  There was no impairment of goodwill in 2012.  During 2011, the Company wrote off the goodwill associated with the older LED technology and recorded a goodwill impairment charge of $66,000.

The Company also evaluates the value of its other intangible assets by comparing the carrying value with estimated future cash flows when indicators of possible impairment exist.  There were no impairments of other intangibles in 2012 or 2011.

Impairment or Disposal of Long-Lived Assets, Policy [Policy Text Block]

Impairment or disposal of long-lived assets:  The Company evaluates whether there has been an impairment in value of its long-lived assets if certain circumstances indicate that a possible impairment may exist.  An impairment in value may exist when the carrying value of a long-lived asset exceeds its undiscounted cash flows.  If it is determined that an impairment in value has occurred, the carrying value is written down to its fair value.  There were no impairments of long-lived assets in 2012 or 2011.

Revenue Recognition, Policy [Policy Text Block]

Revenue recognition:  Revenues from equipment lease and maintenance contracts are recognized during the term of the respective agreements, which generally run for periods of one month to 10 years.  At December 31, 2012, the future minimum lease payments due to the Company under operating leases that expire at varying dates through 2020 for its rental equipment and maintenance contracts, assuming no renewals of existing leases or any new leases, aggregating $9,156,000 was as follows:  $5,278,000 – 2013, $2,004,000 – 2014, $991,000 – 2015, $555,000 – 2016, $239,000 – 2017 and $89,000 thereafter.  The Company recognizes revenues on long-term equipment sales contracts, which require more than three months to be completed, using the percentage of completion method.  The Company records unbilled receivables representing amounts due under these long-term equipment sales contracts, which have not been billed to the customer.  Income is recognized based on the percentage of incurred costs to the estimated total costs for each contract.  The determination of the estimated total costs is susceptible to change on these sales contracts.  Revenues on equipment sales with long-term receivables are recorded on the installment basis.  At December 31, 2012, the future accounts receivables due to the Company under installment sales agreements aggregated $278,000 through 2018.  Revenues on equipment sales, other than long-term equipment sales contracts, are recognized upon shipment when title and risk of loss passes to the customer.

Standard Product Warranty, Policy [Policy Text Block]	Warranty obligations:
The Company provides for the estimated cost of product warranties at the time revenue is recognized. While the Company engages in product quality programs and processes, including evaluating the quality of the component suppliers, the warranty obligation is affected by product failure rates. Should actual product failure rates differ from the Company’s estimates, revisions to increase or decrease the estimated warranty liability may be required.
Income Tax, Policy [Policy Text Block]

Taxes on income:  Deferred income tax assets and liabilities are established for temporary differences between the financial reporting basis and the tax basis of the Company’s assets and liabilities at tax rates expected to be in effect when such temporary differences are expected to reverse and for operating loss carryforwards.  The temporary differences are primarily attributable to operating loss carryforwards and depreciation.  The Company records a valuation allowance against net deferred income tax assets if, based upon the available evidence, it is more-likely-than-not that the deferred income tax assets will not be realized.

The Company considers whether it is more-likely-than-not that a tax position will be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position.  Once it is determined that a position meets the more-likely-than-not recognition threshold, the position is measured to determine the amount of benefit to recognize in the financial statements.  The Company’s policy is to classify interest and penalties related to uncertain tax positions in income tax expense.  To date, there have been no interest or penalties charged to the Company in relation to the underpayment of income taxes.  The Company’s determinations regarding uncertain income tax positions may be subject to review and adjustment at a later date based upon factors including, but not limited to, an ongoing analysis of tax laws, regulations and interpretations thereof.

Foreign Currency Transactions and Translations Policy [Policy Text Block]

Foreign currency:  The functional currency of the Company’s Canadian business operation is the Canadian dollar.  The assets and liabilities of such operation are translated into U.S. dollars at the year-end rate of exchange, and the operating and cash flow statements are converted at the average annual rate of exchange.  The resulting translation adjustment is recorded in Accumulated other comprehensive loss in the Consolidated Balance Sheets and as a separate item in the Consolidated Statements of Comprehensive Loss.  Gains and losses related to the settling of transactions not denominated in the functional currency are recorded as a component of General and administrative expenses in the Consolidated Statements of Operations.

Share-based Compensation, Option and Incentive Plans Policy [Policy Text Block]

Share-based compensation plans:  The Company measures share-based payments to employees and directors at the grant date fair value of the instrument.  The fair value is estimated on the date of grant using the Black-Scholes valuation model, which requires various assumptions including estimating stock price volatility, expected life of the stock option and risk free interest rate.  For details on the accounting effect of share-based compensation, see Note 17 – Share-Based Compensation.

Warrant Liabilities [Policy Text Block]

Warrant Liabilities:  The Company measures its warrant liabilities as of the end of each fiscal quarter.  The fair value is estimated using the Black-Scholes valuation model, which requires various assumptions including estimating stock price volatility, remaining life of the warrants and risk free interest rate.

Subsequent Events, Policy [Policy Text Block]

Consideration of Subsequent Events:  The Company evaluated events and transactions occurring after December 31, 2012 through the date these consolidated financial statements were issued, to identify subsequent events which may need to be recognized or non-recognizable events which would need to be disclosed.  No recognizable events or transactions were identified.  See Note 21 – Subsequent Events for non-recognizable events or transactions identified for disclosure.

New Accounting Pronouncements, Policy [Policy Text Block]

Recent accounting pronouncements:  In June 2011, FASB issued new authoritative guidance on the presentation of comprehensive income.  The new guidance requires an entity to present the components of net income and other comprehensive income either in one continuous statement, referred to as the statement of comprehensive income, or in two separate, but consecutive statements.  The new guidance eliminates the current option to report other comprehensive income and its components in the statement of changes in shareholders’ equity.  While the new guidance changes the presentation of comprehensive income, there are no changes to the components that are recognized in net income or other comprehensive income under current accounting guidance.  This new guidance is effective for fiscal years beginning after December 15, 2011.  In December 2011, FASB amended this guidance to postpone a requirement to present items that are reclassified from other comprehensive income to net income on the face of the financial statement where the components of net income and other comprehensive income are presented and reinstate previous guidance related to such reclassifications.  The deferral did not affect the requirement to report comprehensive income either in a single continuous financial statement or in two separate but consecutive financial statements.  The Company adopted the requirements to present a separate, consecutive comprehensive income statement in 2011.  Adoption of this guidance did not have an impact on the Company’s consolidated financial statements, as the guidance impacted presentation only.

Reclassification, Policy [Policy Text Block]	Reclassifications: Certain reclassifications of prior years’ amounts have been made to conform to the current year’s presentation.

Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]
In thousands	2012	2011
Balance at beginning of year	$ 884	$1,326
Provisions	115	434
Deductions	(935)	(876)
Balance at end of year	$ 64	$ 884

Schedule of Property, Plant And Equipment, Estimated Useful Life [Table Text Block]
Years
Indoor rental equipment	5-10
Outdoor rental equipment	15
Buildings and improvements	10 - 40
Machinery, fixtures and equipment	3 - 15
Leaseholds and improvements	5

Plan of Restructuring (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Restructuring and Related Activities [Abstract]
Schedule of Restructuring Reserve by Type of Cost [Table Text Block]

	Balance December 31, 2012	Provision	Payments and Other Adjustments	Balance March 31, 2013
Severance costs (1)	$181	$40	$59	$162
Other fees	24	10	34	-
Total	$205	$50	$93	$162

In thousands	Balance December 31, 2011	Pro-vision	Payments and Other Adjust-ments	Balance December 31, 2012
Severance costs (1)	$43	$349	$211	$181
Other fees	30	66	72	24
Total	$73	$415	$283	$205

Restructuring and Related Costs [Table Text Block]

	Balance December 31, 2012	Provision	Payments and Other Adjustments	Balance March 31, 2013
Digital display sales	$158	$ 1	$54	$105
Digital display lease and maintenance	47	49	39	57
Total	$205	$50	$93	$162

In thousands	Balance December 31, 2011	Pro-vision	Payments and Other Adjust-ments	Balance December 31, 2012
Digital display sales	$ -	$338	$180	$158
Digital display lease and maintenance	73	77	103	47
Total	$73	$415	$283	$205

Discontinued Operations (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Discontinued Operations and Disposal Groups [Abstract]
Schedule of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet and Additional Disclosures [Table Text Block]

	Three months ended March 31

In thousands, except per share data	2013	2012
Revenues	$ 3	$ 18
Cost of revenues	13	16
Gross profit	(10)	2
General and administrative expenses	(2)	(15)
Operating loss	(12)	(13)
Interest expense, net	(18)	(62)
Gain (loss) on sale of assets	1,052	(7)
Income (loss) from discontinued operations	1,022	(82)
Income (loss) per share discontinued operations – basic and diluted	$ 0.04	$ (0.02)

In thousands, except per share data	2012	2011
Revenues	$ 41	$ 92
Cost of revenues	63	66
Gross profit	(22)	26
General and administrative expenses	(55)	(81)
Operating loss	(77)	(55)
Interest expense, net	(154)	(165)
Asset impairment and loss on sale of division	(5)	(224)
Loss from discontinued operations	(236)	(444)
Loss per share discontinued operations – basic and diluted	$ (0.02)	$ (0.16)
In thousands	2012	2011
Prepaids and other assets	$ -	$ 25
Property and equipment, net	734	1,470
Other assets	1	8
Total assets associated with discontinued operations	$ 735	$1,503
Current liabilities	$1,764	$2,429
Long-term liabilities	3	16
Total liabilities associated with discontinued operations	$1,767	$2,445

Schedule of Disposal Groups, Including Discontinued Operations,Balance Sheet

In thousands	December 31 2012
Prepaids and other assets	$ -
Property and equipment, net	734
Other assets	1
Total assets associated with discontinued operations	$ 735

Current liabilities	$ 1,764
Long-term liabilities	3
Total liabilities associated with discontinued operations	$ 1,767

Inventories (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Inventory Disclosure [Abstract]
Schedule of Inventory, Current [Table Text Block]

In thousands	March 31 2013	December 31 2012
Raw materials	$1,955	$1,644
Work-in-progress	376	393
Finished goods	448	431
Invetories, Total	$2,779	$2,468

In thousands	2012	2011
Raw materials	$1,644	$1,826
Work-in-progress	393	449
Finished goods	431	600
Invetories, Total	$2,468	$2,875

Rental Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Rental Equipment [Abstract]
Rental Equipment [Table Text Block]
In thousands	2012	2011
Rental equipment	$38,442	$43,252
Less accumulated depreciation	25,532	27,060
Net rental equipment	$12,910	$16,192

Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
In thousands	2012	2011
Land, buildings and improvements	$1,232	$1,240
Machinery, fixtures and equipment	1,180	1,710
Leaseholds and improvements	23	20
Property, plant and equipment, Gross	2,435	2,970
Less accumulated depreciation	1,264	1,679
Property, plant and equipment, Net	$1,171	$1,291

Other Assets (Tables)	12 Months Ended
Dec. 31, 2012
Disclosure Text Block Supplement [Abstract]
Schedule of Other Assets [Table Text Block]
In thousands	2012	2011
Spare parts	$ 55	$175
Prepaids	55	70
Deposits and other	285	673
Total	$395	$918

Taxes on Income (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
In thousands	2012	2011
Current:
Federal	$ -	$ (56)
State and local	-	-
Foreign	23	48
Income tax (expense) benefit, current	23	(8)
Deferred:
Federal	-	-
State and local	-	-
Income tax (expense) benefit, deferred	-	-
Income tax expense (benefit)	$ 23	$ (8)

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	2012	2011
Statutory federal income tax benefit rate	34.0%	34.0%
State income taxes, net of federal benefit	3.6	4.1
Federal tax credit refund	-	(4.0)
Foreign income taxed at different rates	(4.8)	0.3
Deferred tax asset valuation allowance	(34.5)	(31.6)
Other	-	(2.2)
Effective income tax rate	(1.7)%	0.6%

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
In thousands	2012	2011
Deferred income tax asset:
Tax credit carryforwards	$ 897	$ 926
Operating loss carryforwards	12,188	10,240
Net pension costs	3,366	3,364
Warrant liabilities	(169)	1,462
Accruals	399	351
Allowance for bad debts	(1)	313
Other	548	411
Valuation allowance	(12,377)	(11,945)
Deferred income tax asset, Total	4,851	5,122
Deferred income tax liability:
Depreciation	3,839	4,113
Other	1,012	1,009
Deferred income tax liability, Total	4,851	5,122
Net deferred income taxes	$ -	$ -

Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Payables and Accruals [Abstract]
Schedule of Accrued Liabilities [Table Text Block]
In thousands	2012	2011
Deferred revenues	$1,704	$1,811
Current portion of pension liability (see Note 16)	1,445	1,152
Compensation and employee benefits	1,104	1,051
Taxes payable	760	730
Legal fees payable	607	238
Interest payable	329	294
Warranty obligations	281	274
Restructuring costs	205	73
Other	1,342	1,066
Accrued Liabilities, Total	$7,777	$6,689

Schedule of Product Warranty Liability [Table Text Block]
In thousands	2012	2011
Balance at beginning of year	$274	$ 291
Provisions	72	125
Deductions	(65)	(142)
Balance at end of year	$281	$ 274

Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2012
Disclosure Text Block [Abstract]
Schedule of Long-term Debt Instruments [Table Text Block]
In thousands	2012	2011
8¼% Limited convertible senior subordinated notes due 2012	$1,096	$1,153
9½% Subordinated debentures due 2012	334	339
Revolving loan – bank secured	1,000	500
Real estate mortgage – secured, due in monthly installments through 2015	512	565
Long-term debt, including current portion	2,942	2,557
Less portion due within one year	2,487	2,045
Long-term debt	$ 455	$ 512

Schedule of Maturities of Long-term Debt [Table Text Block]
In thousands	2013	2014	2015	2016	2017
Long-term debt due	$2,487	$61	$394	$ -	$ -
	.

Pension Plan (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Deferred Compensation Arrangements [Abstract]
Schedule of Allocation of Plan Assets [Table Text Block]
	2012	2011
Guaranteed investment contracts	31.8%	38.3%
Mutual stock funds	17.2	17.3
Equity and index funds	51.0	43.6
Money market funds	0.0	0.8
Total pension plan assets	100.0%	100.0%

Schedule of Effect of Significant Unobservable Inputs, Changes in Plan Assets [Table Text Block]

In thousands	Level 1	Level 2	Level 3	Total
Guaranteed investment contracts	$ -	$1,764	$ -	$1,764
Mutual stock funds	1,135	-	-	1,135
Equity and index funds	-	3,281	-	3,281
Total pension plan assets	$1,135	$5,045	$ -	$6,180

In thousands	Level 1	Level 2	Level 3	Total
Guaranteed investment contracts	$ -	$1,914	$ -	$1,914
Mutual stock funds	1,035	-	-	1,035
Equity and index funds	-	3,070	-	3,070
Fair Value, Pension plan assets, Total	$1,035	$4,984	$ -	$6,019

Schedule of Defined Benefit Plans Disclosures [Table Text Block]
In thousands	2012	2011
Change in benefit obligation: Projected benefit obligation at beginning of year	$ 11,276	$ 9,912
Interest cost	520	548
Actuarial loss	1,086	1,193
Benefits paid	(433)	(377)
Projected benefit obligation at end of year	12,449	11,276
Change in plan assets: Fair value of plan assets at beginning of year	5,361	5,287
Actual return on plan assets	532	(153)
Company contributions	559	604
Benefits paid	(433)	(377)
Fair value of plan assets at end of year	6,019	5,361
Funded status (underfunded)	$ (6,430)	$ (5,915)
Amounts recognized in other accumulated comprehensive loss:
Net actuarial loss	$ 6,361	$ 5,852
Weighted average assumptions as of December 31:
Discount rate:
Components of cost	4.08%	4.80%
Benefit obligations	4.80%	5.75%
Expected return on plan assets	8.00%	8.00%
Rate of compensation increase	N/A	N/A

Schedule of Changes in Projected Benefit Obligations [Table Text Block]
In thousands	2013	2014	2015	2016	2017
Expected projected benefit payments at the end of the year	$646	$500	$650	$719	$582
		.

Schedule of Net Benefit Costs [Table Text Block]

	Three months ended March 31
In thousands	2013	2012
Interest cost	$ 130	$ 130
Expected return on plan assets	(110)	(110)
Amortization of net actuarial loss	121	121
Net periodic pension cost	$ 141	$ 141

In thousands	2012	2011
Interest cost	$ 520	$ 548
Expected return on plan assets	(438)	(396)
Amortization of net actuarial loss	484	347
Net periodic pension cost	$ 566	$ 499

Schedule of Costs of Retirement Plans [Table Text Block]
In thousands	2012	2011
Balance at beginning of year	$5,852	$4,456
Net actuarial loss	993	1,743
Recognized loss	(484)	(347)
Balance at end of year	$6,361	$5,852

Share-Based Compensation (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]

	Options	Weighted Average Exercise Price ($)	Weighted Average Remaining Contractual Term (Yrs)	Aggregate Intrinsic Value ($)
Outstanding at beginning of year	6,500	5.57
Granted	-	-
Exercised	-	-
Terminated	5,000	7.00
Outstanding at end of period	1,500	0.78	2.8
Vested and expected to vest at end of period	1,500	0.78	2.8	-
Exercisable at end of period	1,500	0.78	2.8	-

Number of Shares

				Weighted Average Exercise
	Authorized	Granted	Available	Price
Balance January 1, 2011	39,000	23,000	16,000	$4.51
Expired	(10,000)	(11,000)	1,000	3.97
Granted	-	-	-	-
Balance December 31, 2011	29,000	12,000	17,000	4.99
Authorized	5,000,000	-	5,000,000	-
Expired	(2,500)	(5,500)	3,000	4.30
Granted	-	-	-	-
Balance December 31, 2012	5,026,500	6,500	5,020,000	5.57

Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value [Table Text Block]
Range of

Exercise

Prices

	Number Out-standing and Exercis-able

Weighted Average Remaining Contractual Life

Weighted Average Exercise Price

			Aggre-gate Intrinsic Value
$0.65 - $1.99	1,500	2.8	$0.78	-
7.00 - 7.99	5,000	1.3	7.00	-
Total	6,500	1.6	5.57	-

Business Segment Data (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment [Table Text Block]

In thousands	2013	2012
Revenues:
Digital display sales	$ 2,451	$ 3,837
Digital display lease and maintenance	1,645	1,768
Total revenues	$ 4,096	$ 5,605
Operating (loss) income:
Digital display sales	$(1,008)	$(1,141)
Digital display lease and maintenance	262	217
Corporate general and administrative expenses	(463)	(718)
Total operating loss	(1,209)	(1,642)
Interest expense, net	(41)	(51)
Gain on debt extinguishment	-	4
Change in warrant liabilities	(68)	108
Loss from continuing operations before income taxes	(1,318)	(1,581)
Income tax expense	(8)	(7)
Loss from continuing operations	$(1,326)	$(1,588)

In thousands	2012	2011
Revenues:
Digital display sales	$16,065	$15,990
Digital display lease & maintenance	6,956	7,767
Total revenues	$23,021	$23,757
Operating income (loss):
Digital display sales	$(2,822)	$ (2,590)
Digital display lease & maintenance	697	319
Corporate general and administrative expenses	(2,785)	(2,635)
Total operating loss	(4,910)	(4,906)
Interest expense, net	(297)	(1,217)
Gain on debt extinguishment	60	8,796
Change in warrant liabilities	4,041	(3,655)
Loss from continuing operations before income taxes	(1,106)	(982)
Income tax (expense) benefit	(23)	8
Loss from continuing operations	(1,129)	(974)
Loss from discontinued operations	(236)	(444)
Net loss	$(1,365)	$ (1,418)
Assets:
Digital display sales	$ 6,504	$ 7,460
Digital display lease & maintenance	13,677	17,386
Total identifiable assets	20,181	24,846
General corporate	1,164	1,109
Total assets	$21,345	$25,955
Depreciation and amortization:
Digital display sales	$ 135	$ 179
Digital display lease & maintenance	3,804	4,303
General corporate	165	66
Total depreciation and amortization	$ 4,104	$ 4,548
Capital expenditures:
Digital display sales	$ 62	$ 37
Digital display lease & maintenance	487	430
General corporate	7	5
Total capital expenditures	$ 556	$ 472

Pension Plan (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Compensation and Retirement Disclosure [Abstract]
Schedule of Net Benefit Costs [Table Text Block]

	Three months ended March 31
In thousands	2013	2012
Interest cost	$ 130	$ 130
Expected return on plan assets	(110)	(110)
Amortization of net actuarial loss	121	121
Net periodic pension cost	$ 141	$ 141

In thousands	2012	2011
Interest cost	$ 520	$ 548
Expected return on plan assets	(438)	(396)
Amortization of net actuarial loss	484	347
Net periodic pension cost	$ 566	$ 499

Schedule of Effect of Significant Unobservable Inputs, Changes in Plan Assets [Table Text Block]

In thousands	Level 1	Level 2	Level 3	Total
Guaranteed investment contracts	$ -	$1,764	$ -	$1,764
Mutual stock funds	1,135	-	-	1,135
Equity and index funds	-	3,281	-	3,281
Total pension plan assets	$1,135	$5,045	$ -	$6,180

In thousands	Level 1	Level 2	Level 3	Total
Guaranteed investment contracts	$ -	$1,914	$ -	$1,914
Mutual stock funds	1,035	-	-	1,035
Equity and index funds	-	3,070	-	3,070
Fair Value, Pension plan assets, Total	$1,035	$4,984	$ -	$6,019

Summary of Significant Accounting Policies (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Summary of Significant Accounting Policies (Details) [Line Items]
Goodwill (in Dollars)	$ 744,000		$ 744,000	$ 744,000
Goodwill, Impairment Loss (in Dollars)				66,000
Operating Leases, Future Minimum Payments Receivable (in Dollars)			9,156,000
Operating Leases, Future Minimum Payments Receivable, Current (in Dollars)			5,278,000
Operating Leases, Future Minimum Payments Receivable, in Two Years (in Dollars)			2,004,000
Operating Leases, Future Minimum Payments Receivable, in Three Years (in Dollars)			991,000
Operating Leases, Future Minimum Payments Receivable, in Four Years (in Dollars)			555,000
Operating Leases, Future Minimum Payments Receivable, in Five Years (in Dollars)			239,000
Operating Leases, Future Minimum Payments Receivable, Thereafter (in Dollars)			89,000
Accounts Receivable, Gross (in Dollars)			278,000
Digital Display Sales [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Goodwill (in Dollars)			$ 744,000

Summary of Significant Accounting Policies (Details) - Summary of the allowance for uncollectible accounts (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2013	Dec. 31, 2012
Summary of the allowance for uncollectible accounts [Abstract]
Balance at beginning of year	$ 884	$ 1,326	$ 193	$ 64
Provisions	115	434
Deductions	(935)	(876)
Balance at end of year	$ 64	$ 884

Summary of Significant Accounting Policies (Details) - Estimated useful lives	12 Months Ended
Dec. 31, 2012
Indoor Equipment [Member]
Summary of Significant Accounting Policies (Details) - Estimated useful lives [Line Items]
Estimated Useful Lives	5-10
Outdoor Equipment [Member]
Summary of Significant Accounting Policies (Details) - Estimated useful lives [Line Items]
Estimated Useful Lives	15
Building and Building Improvements [Member]
Summary of Significant Accounting Policies (Details) - Estimated useful lives [Line Items]
Estimated Useful Lives	10 - 40
Furniture and Fixtures [Member]
Summary of Significant Accounting Policies (Details) - Estimated useful lives [Line Items]
Estimated Useful Lives	3 - 15
Leaseholds and Leasehold Improvements [Member]
Summary of Significant Accounting Policies (Details) - Estimated useful lives [Line Items]
Estimated Useful Lives	5

Going Concern (Details) (USD $)	3 Months Ended	12 Months Ended				20 Months Ended	31 Months Ended		31 Months Ended	18 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 2013 Plan [Member]	Dec. 31, 2012 Revolving Loan With Senior Lender [Member]	Jun. 01, 2012 9½% Subordinated debentures due 2012 [Member]	Dec. 31, 2012 9½% Subordinated debentures due 2012 [Member]	Mar. 31, 2013 9½% Subordinated debentures due 2012 [Member]	Dec. 31, 2012 8¼% Limited convertible senior subordinated notes due 2012 [Member]	Sep. 01, 2011 8¼% Limited convertible senior subordinated notes due 2012 [Member]	Mar. 31, 2013 8¼% Limited convertible senior subordinated notes due 2012 [Member]	Dec. 31, 2012 8¼% Limited convertible senior subordinated notes due 2012 [Member]
Going Concern (Details) [Line Items]
Defined Benefit Plan, Funded Status of Plan	$ 6,400,000	$ (6,430,000)	$ (5,915,000)
Debt Instrument,Debt Default,Periodic Payment, Interest						50,000	301,200		2,100,000	418,000
Repayments of Lines of Credit	700,000				1,000,000
Defined Benefit Plan, Contributions by Employer	218,000	559,000	604,000	218,000
Convertible Notes Payable							334,000	334,000	1,100,000		1,100,000	1,100,000
Defined Benefit Plans, Estimated Future Employer Contributions in Next Fiscal Year	$ 1,700,000

Plan of Restructuring (Details) (USD $)	0 Months Ended	1 Months Ended	3 Months Ended		6 Months Ended	12 Months Ended
	Nov. 14, 2011	Nov. 30, 2011	Mar. 31, 2013	Mar. 31, 2012	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Apr. 08, 2013
Plan of Restructuring (Details) [Line Items]
Stock Issued During Period, Shares, Conversion of Convertible Securities (in Shares)	20,825,000					2,200,000
Gains (Losses) on Extinguishment of Debt		$ 8,800,000		$ 4,000	$ 60,000	$ 60,000	$ 8,796,000
Extinguishment of Debt, Gain (Loss), Per Share, Net of Tax (in Dollars per share)					$ 0		$ 3.21
Securities Issued	8,300,000
Preferred Stock, Shares Issued (in Shares)	416,500					0	416,500
Preferred Stock, Par or Stated Value Per Share (in Dollars per share)	$ 1					$ 0.001	$ 0.001
Preferred Stock Stated Value, per Share (in Shares)	20
Common Stock, Par or Stated Value Per Share (in Dollars per share)	$ 0.001		$ 0.001			$ 0.001	$ 0.001
Conversion Of Preferred Stock, Warrant Issued (in Shares)	4,165,000
Purchase Price Of Securites Issued Per Unit (in Dollars per Item)	20,000
Common Stock, Shares, Issued (in Shares)			25,895,424			25,895,424	5,070,424
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Item)									$ 0.5
Placement Agent Fees			8,000,000			8,000,000
Placement Agent, Cash Fee						200,000
Placement Agent Fees, Notes Issued						200,000
Repayments of Notes Payable						2,000,000
Cash Settlement, Debenture holder						72,000
Repayments of Senior Debt						321,000
Repayments of Lines of Credit			700,000
Secured Demand Notes						650,000
Restructuring Costs						415,000	164,000	1,100,000
Available-for-sale Securities	8,300,000
Purchase Price Of Securites Issued Per Unit (in Dollars per Share)	20,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Share)									$ 0.5
Restructuring Charges			50,000	10,000		415,000	164,000
Unit [Member] | A Warrants [Member]
Plan of Restructuring (Details) [Line Items]
Warrants Issued (in Shares)	10,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)	1
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Item)	$ 0.2
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Share)	$ 0.2
Unit [Member] | B Warrants [Member]
Plan of Restructuring (Details) [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)	1
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Item)	$ 0.5
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Share)	$ 0.5
Unit [Member]
Plan of Restructuring (Details) [Line Items]
Preferred Stock, Shares Issued (in Shares)	1,000
Common Stock, Shares, Issued (in Shares)	50,000
Private Placement [Member]
Plan of Restructuring (Details) [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	4.00%
Warrants Issued During Period (in Shares)						1,000,000
A Warrants [Member] | Placement Agent [Member]
Plan of Restructuring (Details) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Item)	$ 0.2
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Share)	$ 0.2
A Warrants [Member]
Plan of Restructuring (Details) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Item)	$ 0.2					$ 0.2
Class of Warrant or Right, Outstanding (in Shares)			4,165,000			4,165,000
Warrants Issued During Period (in Shares)						4,165,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Share)	$ 0.2					$ 0.2
B Warrants [Member] | Placement Agent [Member]
Plan of Restructuring (Details) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Item)	$ 0.5
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Share)	$ 0.5
B Warrants [Member]
Plan of Restructuring (Details) [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)						1
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Item)	$ 0.5					$ 0.5
Class of Warrant or Right, Outstanding (in Shares)			4,165,000			4,165,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Share)	$ 0.5					$ 0.5
Placement Agent Warrants [Member] | A Warrants [Member]
Plan of Restructuring (Details) [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)						240,000
Placement Agent Warrants [Member] | B Warrants [Member]
Plan of Restructuring (Details) [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)						240,000
Placement Agent Warrants [Member]
Plan of Restructuring (Details) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Item)	$ 0.5		$ 0.5			$ 0.5
Class of Warrant or Right, Outstanding (in Shares)			2,680,000			2,680,000
Warrants Issued During Period (in Shares)	1,200,000					1,200,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Share)	$ 0.5		$ 0.5			$ 0.5
Convertible Preferred Stock [Member] | Series A Preferred Stock [Member]
Plan of Restructuring (Details) [Line Items]
Preferred Stock, Par or Stated Value Per Share (in Dollars per share)	$ 1
Preferred Stock Stated Value, per Share (in Shares)	20
Convertible Preferred Stock [Member]
Plan of Restructuring (Details) [Line Items]
Stock Issued During Period, Shares, Conversion of Units (in Shares)	1,000
A Warrants [Member]
Plan of Restructuring (Details) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Item)	$ 0.2
Warrants Issued During Period (in Shares)	4,165,000
Stock Issued During Period, Shares, Conversion of Units (in Shares)	10,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Share)	$ 0.2
B Warrants [Member]
Plan of Restructuring (Details) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Item)	$ 0.5
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Share)	$ 0.5
Placement Agent [Member] | Secured Debt [Member]
Plan of Restructuring (Details) [Line Items]
Proceeds from Issuance of Private Placement (in Dollars)	650,000
Placement Agent [Member]
Plan of Restructuring (Details) [Line Items]
Placement Agent, Cash Fee			200,000
Notes Issued			200,000
Debt Instrument, Interest Rate, Effective Percentage			4.00%
Warrants Purchase in Units			24
Series A Preferred Stock [Member]
Plan of Restructuring (Details) [Line Items]
Preferred Stock, Shares Outstanding (in Shares)	416,500
Convertible Common Stock [Member]
Plan of Restructuring (Details) [Line Items]
Stock Issued During Period, Shares, Conversion of Convertible Securities (in Shares)	20,825,000
Common Stock, Par or Stated Value Per Share (in Dollars per share)	$ 0.001
Stock Issued During Period, Shares, Conversion of Units (in Shares)	50,000
2010 Restructuring Actions [Member]
Plan of Restructuring (Details) [Line Items]
Number Of Restructuring Units			50
Restructuring Charges			1,100,000
2011 Restructuring Actions [Member]
Plan of Restructuring (Details) [Line Items]
Number Of Restructuring Units			30
Restructuring Charges			164,000
2012 Restructuring Actions [Member]
Plan of Restructuring (Details) [Line Items]
Number Of Restructuring Units			8
Restructuring Charges			415,000
2013 Restructuring Actions [Member]
Plan of Restructuring (Details) [Line Items]
Number Of Restructuring Units			18
Restructuring Charges			50,000
Placement Agent Note [Member]
Plan of Restructuring (Details) [Line Items]
Debt Instrument, Interest Rate, Stated Percentage						4.00%
Revolving Loan With Senior Lender [Member]
Plan of Restructuring (Details) [Line Items]
Repayments of Senior Debt						3,000,000
Repayments of Lines of Credit						1,000,000
Secured Note [Member]
Plan of Restructuring (Details) [Line Items]
Debt Instrument, Interest Rate, Stated Percentage						4.00%
8¼% Limited convertible senior subordinated notes due 2012 [Member]
Plan of Restructuring (Details) [Line Items]
Debt Instrument, Amount Paid						225
Common Stock Shares, Converted from Conversion (in Shares)						250
Debt Instrument, Convertible Value, Exchanged						1,000
Debt Instrument, Repurchase Amount						9,000,000
Gains (Losses) on Extinguishment of Debt				4,000
Common Stock, Shares, Issued (in Shares)			2,200,000
Debt Instrument, Exchange Offer Amount			225
Debt Conversion, Converted Instrument, Shares Issued (in Shares)			250
Debt Insturment, Denomination of Per Instrument Exchanged (in Dollars per Share)			1,000
Debt Conversion, Original Debt, Amount			9,000,000
Debt Conversion, Converted Instrument, Amount			718,000
Payments for Restructuring			2,000,000
9½% Subordinated debentures due 2012 [Member]
Plan of Restructuring (Details) [Line Items]
Debt Instrument, Amount Paid						100
Debt Instrument, Convertible Value, Exchanged						1,000
Debt Instrument, Repurchase Amount						723,000
Gains (Losses) on Extinguishment of Debt				5,000
Debt Instrument, Exchange Offer Amount			100
Debt Insturment, Denomination of Per Instrument Exchanged (in Dollars per Share)			1,000
Debt Conversion, Original Debt, Amount			723,000
Payments for Restructuring			72,000
Term Loan Facility [Member]
Plan of Restructuring (Details) [Line Items]
Payments for Restructuring			321,000
Secured Debt [Member]
Plan of Restructuring (Details) [Line Items]
Debt Instrument, Interest Rate, Stated Percentage							4.00%
Proceeds from Issuance of Private Placement (in Dollars)							650,000
Revolving Credit Facility [Member]
Plan of Restructuring (Details) [Line Items]
Debt Instrument, Interest Rate, Effective Percentage			5.25%
Payments for Restructuring			$ 1,000,000

Plan of Restructuring (Details) - Amounts expensed and paid for restructuring costs (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Plan of Restructuring (Details) - Amounts expensed and paid for restructuring costs [Line Items]
Restructuring Balance	$ 162	$ 205	$ 73
Provision	50	415
Payment and Other Adjustment	93	283
Employee Severance [Member]
Plan of Restructuring (Details) - Amounts expensed and paid for restructuring costs [Line Items]
Restructuring Balance	162	181	43
Provision	40	349
Payment and Other Adjustment	59	211
Other Fees [Member]
Plan of Restructuring (Details) - Amounts expensed and paid for restructuring costs [Line Items]
Restructuring Balance		24	30
Provision	10	66
Payment and Other Adjustment	$ 34	$ 72

Plan of Restructuring (Details) - Restructuring cost by reportable segment (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Restructuring Cost and Reserve [Line Items]
Segmented Restructuring Balance	$ 162	$ 205	$ 73
Segmented Restructuring Provision	50	415
Segmented Restructuring Payment and Other Adjustment	93	283
Digital Display Sales [Member]
Restructuring Cost and Reserve [Line Items]
Segmented Restructuring Balance	105	158
Segmented Restructuring Provision	1	338
Segmented Restructuring Payment and Other Adjustment	54	180
Digital Display Lease and Maintenance [Member]
Restructuring Cost and Reserve [Line Items]
Segmented Restructuring Balance	57	47	73
Segmented Restructuring Provision	49	77
Segmented Restructuring Payment and Other Adjustment	$ 39	$ 103

Discontinued Operations (Details) (USD $)	3 Months Ended			12 Months Ended			3 Months Ended		12 Months Ended
	Mar. 26, 2013	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Feb. 26, 2013 Subsequent Event [Member]	Mar. 31, 2013 Mortgages [Member]	Mar. 26, 2013 Mortgages [Member]	Dec. 31, 2012 Mortgage On Real Estate Rental Propertly [Member]
Discontinued Operations (Details) [Line Items]
Discontinued Operation, Gain (Loss) from Asset Impairment and Disposal of Discontinued Division				$ (5,000)	$ (224,000)
Discontinued Operation, Purchase Price						1,600,000
Discontinued Operation, Assets Book Value				734,000
Mortgage Loans on Real Estate				1,700,000
Debt Instrument, Description of Variable Rate Basis									variable rate of interest of Prime
Debt Instrument, Basis Spread on Variable Rate									6.75%
Income (Loss) from Discontinued Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest		1,022,000	(82,000)	(236,000)	(444,000)
Proceeds from Sale of Real Estate	1,600,000
Disposal Group, Including Discontinued Operation, Property, Plant, and Equipment, Net	734,000			734,000	1,470,000
Long-term Debt, Gross							498,000	1,700,000
Debt Instrument, Interest Rate, Stated Percentage								6.75%
Gain (Loss) on Disposition of Assets for Financial Service Operations				(5,000)			1,100,000
Impairment of Long-Lived Assets to be Disposed of		224,000
Gain (Loss) on Sale of Assets and Asset Impairment Charges		$ 7,000

Discontinued Operations (Details) - Financial results of the discontinued operations (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Mar. 26, 2013
Financial results of the discontinued operations [Abstract]
Revenues	$ 3,000	$ 18,000	$ 41,000	$ 92,000
Cost of revenues	13,000	16,000	63,000	66,000
Gross profit	(10,000)	2,000	(22,000)	26,000
General and administrative expenses	(2,000)	(15,000)	(55,000)	(81,000)
Operating loss	(12,000)	(13,000)	(77,000)	(55,000)
Interest expense, net	(18,000)	(62,000)	(154,000)	(165,000)
Asset impairment and loss on sale of division			(5,000)	(224,000)
Loss from discontinued operations	1,022,000	(82,000)	(236,000)	(444,000)
Loss per share discontinued operations – basic and diluted (in Dollars per share)	$ 0.04	$ (0.02)	$ (0.02)	$ (0.16)
Prepaids and other assets				25,000
Property and equipment, net			734,000	1,470,000	734,000
Other assets			1,000	8,000
Total assets associated with discontinued operations			735,000	1,503,000
Current liabilities			1,767,000	2,445,000
Long-term liabilities			3,000	16,000
Total liabilities associated with discontinued operations			$ 1,767,000	$ 2,445,000

Fair Value (Details) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Fair Value (Details) [Line Items]
Money Market Funds, at Carrying Value	$ 84,000	$ 210,000	$ 261,000
Cash Surrender Value of Life Insurance	55,000	55,000	70,000
Convertible Debt, Fair Value Disclosures	247,000	33,000
Long-term Debt, Fair Value	1,200,000	1,500,000	1,100,000
8¼% Limited convertible senior subordinated notes due 2012 [Member]
Fair Value (Details) [Line Items]
Convertible Debt, Fair Value Disclosures		247,000	259,000
9½% Subordinated debentures due 2012 [Member}
Fair Value (Details) [Line Items]
Debenture Fair Value		$ 33,000	$ 34,000

Inventories (Details) - Schedule of Inventory, Current (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Schedule of Inventory, Current [Abstract]
Raw materials	$ 1,955	$ 1,644	$ 1,826
Work-in-progress	376	393	449
Finished goods	448	431	600
Invetories, Total	$ 2,779	$ 2,468	$ 2,875

Rental Equipment (Details) - Schedule Of Rental Equipment (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Schedule Of Rental Equipment [Abstract]
Rental equipment	$ 38,419	$ 38,442	$ 43,252
Less accumulated depreciation	26,369	25,532	27,060
Net rental equipment	$ 12,050	$ 12,910	$ 16,192

Property, Plant and Equipment (Details) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment, Net	$ 1,219,000	$ 1,171,000	$ 1,291,000
Loans Pledged as Collateral		$ 800,000

Property, Plant and Equipment (Details) - Schedule Of Property Plant & Equipment (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Property, plant and equipment, Gross		$ 2,435	$ 2,970
Less accumulated depreciation	1,309	1,264	1,679
Property, plant and equipment, Net	1,219	1,171	1,291
Land, Buildings and Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, Gross		1,232	1,240
Machinery, Fixture And Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, Gross		1,180	1,710
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, Gross		$ 23	$ 20

Other Assets (Details) - Schedule Of Other Assets (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Schedule Of Other Assets [Abstract]
Spare parts		$ 55	$ 175
Prepaids		55	70
Deposits and other		285	673
Total	$ 374	$ 395	$ 918

Taxes on Income (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Taxes on Income (Details) [Line Items]
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Extraordinary Items, Noncontrolling Interest	$ (1,318,000)	$ (1,581,000)	$ (1,106,000)	$ (982,000)
Tax Credit Carryforward, Amount			800,000
Operating Loss Carryforwards			30,400,000
Operating Loss Carryforwards, Expiration Date			Dec 31, 2019
United States [Member]
Taxes on Income (Details) [Line Items]
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Extraordinary Items, Noncontrolling Interest			(1,000,000)	(1,200,000)
Canada [Member]
Taxes on Income (Details) [Line Items]
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Extraordinary Items, Noncontrolling Interest			$ (100,000)	$ 200,000

Taxes on Income (Details) - Components of income tax expense (benefit) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Current:
Federal				$ (56)
State and local
Foreign			23	48
Income tax (expense) benefit, current			23	(8)
Deferred:
Federal
State and local
Income tax (expense) benefit, deferred
Income tax expense (benefit)	$ 8	$ 7	$ 23	$ (8)

Taxes on Income (Details) - Income tax benefits federal statutory rate	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Income tax benefits federal statutory rate [Abstract]
Statutory federal income tax benefit rate	34.00%	34.00%
State income taxes, net of federal benefit	3.60%	4.10%
Federal tax credit refund		(4.00%)
Foreign income taxed at different rates	(4.80%)	0.30%
Deferred tax asset valuation allowance	(34.50%)	(31.60%)
Other		(2.20%)
Effective income tax rate	(1.70%)	0.60%

Taxes on Income (Details) - Significant components of the Company`s deferred income tax assets and liabilities (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred income tax asset:
Tax credit carryforwards	$ 897	$ 926
Operating loss carryforwards	12,188	10,240
Net pension costs	3,366	3,364
Warrant liabilities	(169)	1,462
Accruals	399	351
Allowance for bad debts	(1)	313
Other	548	411
Valuation allowance	(12,377)	(11,945)
Deferred income tax asset, Total	4,851	5,122
Deferred income tax liability:
Depreciation	3,839	4,113
Other	1,012	1,009
Deferred income tax liability, Total	4,851	5,122
Net deferred income taxes

Accrued Liabilities (Details) - Accrued liabilities (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accrued liabilities [Abstract]
Deferred revenues		$ 1,704	$ 1,811
Current portion of pension liability (see Note 16)	1,400	1,445	1,152
Compensation and employee benefits		1,104	1,051
Taxes payable		760	730
Legal fees payable		607	238
Interest payable		329	294
Warranty obligations		281	274	291
Restructuring costs		205	73
Other		1,342	1,066
Accrued Liabilities, Total	$ 7,963	$ 7,777	$ 6,689

Accrued Liabilities (Details) - Warranty obligations (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Warranty obligations [Abstract]
Balance at beginning of year	$ 281	$ 274	$ 291
Provisions	72	125
Deductions	(65)	(142)
Balance at end of year	$ 281	$ 274	$ 291

Warrant Liabilities (Details) (USD $)	3 Months Ended			12 Months Ended				0 Months Ended		12 Months Ended			0 Months Ended					12 Months Ended						0 Months Ended	12 Months Ended				0 Months Ended		12 Months Ended		0 Months Ended	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Apr. 08, 2013	Dec. 31, 2012 Private Placement [Member]	Nov. 14, 2011 Private Placement [Member]	Dec. 31, 2012 A Warrants [Member] Common Stock [Member]	Nov. 14, 2011 A Warrants [Member] Common Stock [Member]	Nov. 14, 2011 A Warrants [Member] Placement Agent [Member]	Nov. 14, 2011 A Warrants [Member]	Dec. 31, 2012 A Warrants [Member]	Mar. 31, 2013 A Warrants [Member]	Nov. 14, 2011 B Warrants [Member] Common Stock [Member] Placement Agent [Member]	Nov. 14, 2011 B Warrants [Member] Placement Agent [Member]	Mar. 31, 2013 B Warrants [Member]	Dec. 31, 2012 B Warrants [Member]	Nov. 14, 2011 B Warrants [Member]	Nov. 14, 2011 Warrant Aand Warrant B [Member] Placement Agent [Member]	Dec. 31, 2012 Warrant Aand Warrant B [Member]	Nov. 14, 2011 Warrant Aand Warrant B [Member]	Nov. 14, 2011 Placement Agent Warrants [Member] Common Stock [Member]	Dec. 31, 2012 Placement Agent Warrants [Member] A Warrants [Member]	Dec. 31, 2012 Placement Agent Warrants [Member] B Warrants [Member]	Dec. 31, 2012 Placement Agent Warrants [Member] Warrant Aand Warrant B [Member]	Nov. 14, 2011 Placement Agent Warrants [Member]	Dec. 31, 2012 Placement Agent Warrants [Member]	Mar. 31, 2013 Placement Agent Warrants [Member]	Apr. 30, 2013 Warrants Issued To Board Members [Member]	Nov. 30, 2012 Warrants Issued To Board Members [Member]	Nov. 14, 2011 A Warrants [Member]	Nov. 14, 2011 B Warrants [Member]	Dec. 31, 2012 Warrant [Member]	Dec. 31, 2011 Warrant [Member]	Nov. 14, 2011 Placement Agent [Member] Secured Debt [Member]	Dec. 31, 2011 Subscriber [Member]	Dec. 31, 2011 Secured Debt [Member]	Dec. 31, 2012 A Warrants [Member]
Warrant Liabilities (Details) [Line Items]
Warrants Issued During Period				1,000,000						4,165,000								8,330,000						1,200,000	1,200,000				4,165,000					1,000,000
Warrants Expiration Date									Jul 31, 2013																											Jul 31, 2013
Class of Warrant or Right, Number of Securities Called by Warrants or Rights						1									1						240,000	240,000					50,000	500,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Item)			$ 0.5					$ 0.2	$ 0.2	$ 0.2			$ 0.5		$ 0.5	$ 0.5								$ 0.5	$ 0.5	$ 0.5	$ 0.5	$ 0.5	$ 0.2	$ 0.5				$ 0.1
Class of Warrant or Right, Outstanding										4,165,000	4,165,000			4,165,000	4,165,000								1,680,000		2,680,000	2,680,000
Secured Debt (in Dollars)				$ 650,000
Other Noncash Expense (in Dollars)	68,000																														4,000,000	3,700,000
Warrants Issued During The Period									4,165,000
Warrant, Term								2 years	1 year				3 years											3 years										5 years
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right							1	1				1				1				1														1
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Share)			$ 0.5					$ 0.2	$ 0.2	$ 0.2			$ 0.5		$ 0.5	$ 0.5								$ 0.5	$ 0.5	$ 0.5	$ 0.5	$ 0.5	$ 0.2	$ 0.5				$ 0.1
Class of Warrant or Right, Unissued									240,000							240,000	1,680,000		8,330,000
Proceeds from Issuance of Private Placement (in Dollars)																																	650,000		650,000
Debt Instrument, Interest Rate, Stated Percentage					4.00%																														4.00%
Other Noncash Income (in Dollars)		$ 108,000

Long-Term Debt (Details) (USD $)	1 Months Ended	3 Months Ended		6 Months Ended	12 Months Ended				12 Months Ended	3 Months Ended		12 Months Ended	18 Months Ended		3 Months Ended		12 Months Ended	20 Months Ended	24 Months Ended	31 Months Ended			3 Months Ended	12 Months Ended
	Nov. 30, 2011	Mar. 31, 2013	Mar. 31, 2012	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Scenario, Previously Reported [Member] 8¼% Limited convertible senior subordinated notes due 2012 [Member]	Dec. 31, 2012 Scenario, Previously Reported [Member] 9½% Subordinated debentures due 2012 [Member]	Dec. 31, 2012 Existing Mortgage Refinancing [Member]	Mar. 31, 2013 8¼% Limited convertible senior subordinated notes due 2012 [Member]	Mar. 31, 2012 8¼% Limited convertible senior subordinated notes due 2012 [Member]	Dec. 31, 2012 8¼% Limited convertible senior subordinated notes due 2012 [Member]	Sep. 01, 2011 8¼% Limited convertible senior subordinated notes due 2012 [Member]	Mar. 01, 2012 8¼% Limited convertible senior subordinated notes due 2012 [Member]	Mar. 31, 2013 9½% Subordinated debentures due 2012 [Member]	Mar. 31, 2012 9½% Subordinated debentures due 2012 [Member]	Dec. 31, 2012 9½% Subordinated debentures due 2012 [Member]	Jun. 01, 2012 9½% Subordinated debentures due 2012 [Member]	Dec. 01, 2011 9½% Subordinated debentures due 2012 [Member]	Dec. 31, 2012 9½% Subordinated debentures due 2012 [Member]	Mar. 31, 2013 Mortgages [Member]	Mar. 26, 2013 Mortgages [Member]	Mar. 31, 2013 Revolving Credit Facility [Member]	Dec. 31, 2012 Revolving Credit Facility [Member]	Dec. 31, 2011 Revolving Credit Facility [Member]	Dec. 31, 2012 Maximum [Member] Revolving Credit Facility [Member]	Dec. 31, 2012 Minimum [Member] Revolving Credit Facility [Member]
Long-Term Debt (Details) [Line Items]
Convertible Notes Payable							$ 10,100,000	$ 1,100,000		$ 1,100,000		$ 1,100,000			$ 334,000		$ 334,000			$ 334,000
Debt Instrument, Interest Rate, Stated Percentage																						6.75%
Debt Instrument, Amount Paid												225					100
Debt Instrument, Convertible, Number of Equity Instruments												250
Debt Instrument, Convertible Value, Exchanged												1,000					1,000			1,000
Debt Instrument, Convertible Principal Amount, Converted												9,000,000					723,000			723,000
Debt Instrument, Periodic Payment, Interest												418,000					50,000
Debt Instrument, Periodic Payment												1,400,000					790,000
Debt Instrument, Debt Default, Description of Notice of Default					The non-payments constituted an event of default under the Indenture governing the Debentures. The trustee, by notice to the Company, or the holders of 25% of the principal amount of the Debentures outstanding, by notice to the Company and the trustee, may declare the outstanding principal plus interest due and payable immediately. During the continuation of any event which, with notice or lapse of time or both, would constitute a default under any agreement under which Senior Indebtedness is issued, if the effect of such default is to cause or permit the holder of Senior Indebtedness to become due prior to its stated maturity, no payment (including any required sinking fund payments) of principal, premium or interest shall be made on the Debentures unless and until such default shall have been remedied, if written notice of such default has been given to the trustee by the Company or the holder of Senior Indebtedness.							The non-payments constituted an event of default under the Indenture governing the Notes. The trustee, by notice to the Company, or the holders of 25% of the principal amount of the Notes outstanding, by notice to the Company and the trustee, may declare the outstanding principal plus interest due and payable immediately
Line of Credit Facility, Commitment Fee Percentage												25.00%					25.00%							0.25%
Debt Instrument, Sinking Fund Payment																	106,000
Debt Instrument, Debt Default, Amount														1,400,000	500,000		500,000	790,000		500,000
Gains (Losses) on Extinguishment of Debt	8,800,000		4,000	60,000	60,000	8,796,000					4,000					5,000
Extinguishment of Debt, Gain (Loss), Per Share, Net of Tax (in Dollars per share)				$ 0		$ 3.21
Line of Credit Facility, Maximum Amount Outstanding During Period																									1,000,000
Line of Credit Facility, Interest Rate Description																							Prime plus 2.00%	variable rate of interest of Prime plus 2.00
Line of Credit Facility, Interest Rate at Period End																								5.25%
Line of Credit Facility, Amount Outstanding																							700,000	1,000,000
Debt Instrument, Covenant Description																								The Credit Agreement required an annual facility fee on the unused commitment of 0.25%, and required compliance with certain financial covenants, as defined in the Credit Agreement, which included a senior debt coverage ratio of not less than 1.75 to 1.00, a loan-to-value ratio of not more than 50% and a $1.0 million quarterly cap on capital expenditures
Debt Instrument, Convertible, Conversion Ratio																										1.75	1
Line of Credit Facility, Covenant Compliance		As of December 31, 2012, the Company was in compliance with the foregoing financial covenants, but was not in compliance with the minimum tangible net worth ratio of not less than $6.5 million ($2.7 million at December 31, 2012) which the senior lender waived.			As of December 31, 2012, the Company was in compliance with the foregoing financial covenants, but was not in compliance with the minimum tangible net worth ratio of not less than $6.5 million ($2.7 million at December 31, 2012) which the senior lender waived.
Mortgage Loans on Real Estate					1,700,000				512,000
Mortgage Loans on Real Estate, Interest Rate									6.50%
Compensating Balance, Amount									200,000												200,000
Proceeds from Subscription Agreement for Private Placement					650,000
Shares, Issued (in Shares)					1,000,000
Common Stock, Exercise Price					0.1
Debt Instrument, Exchange Offer Amount										225					100
Debt Conversion, Converted Instrument, Shares Issued (in Shares)										250
Debt Insturment, Denomination of Per Instrument Exchanged (in Dollars per Item)										1,000					1,000
Debt Conversion, Original Debt, Amount										9,000,000					723,000
Debt Instrument, Face Amount										10,100,000					1,100,000
Debt Instrument,Debt Default,Periodic Payment, Interest													418,000					50,000		301,200
Debt Instrument, Frequency of Periodic Payment													semi-annual						semi-annual
Debt Instrument,Debt Default, Payable Percentage										25.00%					25.00%
Debt Instrument,Debt Default, Sinking Fund Payment																			106,000
Line of Credit Facility, Maximum Borrowing Capacity																							700,000
Debt Instrument, Basis Spread on Variable Rate																							2.00%
Debt Instrument, Interest Rate, Effective Percentage																							5.25%
Line of Credit Facility, Covenant Terms		The Credit Agreement required an annual facility fee on the unused commitment of 0.25%, and required compliance with certain financial covenants, as defined in the Credit Agreement, which included a senior debt coverage ratio of not less than 1.75 to 1.00, a loan-to-value ratio of not more than 50% and a $1.0 million quarterly cap on capital expenditures.
Line of Credit Facility, Unused Capacity, Commitment Fee Percentage		0.25%
Line of Credit Facility, Covenant Compliance, Minimum Debt Coverage Ratio Required		1.75
Line of Credit Facility, Covenant Compliance, Maximum Loan to Value Ratio Required		50.00%
Line of Credit Facility, Covenant Compliance, Periodic Cap on Capital Expenditure Required		1,000,000
Line of Credit Facility, Covenant Compliance, Frequency of Cap on Capital Expenditure Required		quarterly
Minimum Net Worth Required for Compliance		6,500,000
Long-term Debt, Gross																					$ 498,000	$ 1,700,000
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate																					6.50%

Long-Term Debt (Details) - Long-term debt table (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Long-term debt, including current portion		$ 2,942	$ 2,557
Less portion due within one year	2,187	2,487	2,045
Long-term debt		455	512
8¼% Limited convertible senior subordinated notes due 2012 [Member]
Debt Instrument [Line Items]
Long-term debt, including current portion		1,096	1,153
9½% Subordinated debentures due 2012 [Member]
Debt Instrument [Line Items]
Long-term debt, including current portion		334	339
Revolving loan bank secured [Member]
Debt Instrument [Line Items]
Long-term debt, including current portion		1,000	500
Real estate mortgages [Member]
Debt Instrument [Line Items]
Long-term debt, including current portion		$ 512	$ 565

Long-Term Debt (Details) - Payments of long-term debt (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Payments of long-term debt [Abstract]
Long-term debt due	$ 2,487
Long-term debt due	61
Long-term debt due	394
Long-term debt due	0
Long-term debt due	$ 0

Redeemable Convertible Preferred Stock and Stockholders' Equity (Deficit) (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Nov. 14, 2011 Series A Preferred Stock [Member]
Redeemable Convertible Preferred Stock and Stockholders' Equity (Deficit) (Details) [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance (in Shares)			16,037,000	16,039,000
Preferred Stock, Value, Issued						$ 8,300,000
Convertible Preferred Stock, Shares Issued upon Conversion (in Shares)						20,825,000
Restricted Stock, Shares Issued Net of Shares for Tax Withholdings (in Shares)					50,000
Share-based Compensation		4,000	3,000	24,000
Defined Benefit Plan, Accumulated Other Comprehensive Income Minimum Pension Liability, after Tax			4,877,000	4,368,000
Accumulated Other Comprehensive Income (Loss), Foreign Currency Translation Adjustment, Net of Tax			$ 998,000	$ 901,000

Engineering Development (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Engineering Development [Abstract]
Engineering Development Expenses	$ 273,000	$ 215,000

Pension Plan (Details) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2009	Dec. 31, 2010
Pension Plan (Details) [Line Items]
Defined Benefit Plan, Funded Status of Plan	$ 6,400,000	$ (6,430,000)	$ (5,915,000)
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Expected Long-term Return on Assets		8.00%	8.00%
Defined Benefit Plan, Future Amortization of Gain (Loss)		6,361,000	5,852,000
Defined Benefit Plans, Estimated Future Employer Contributions in Next Fiscal Year	1,700,000
Defined Benefit Pension Plan, Liabilities, Noncurrent	5,156,000	5,014,000	4,914,000
Deferred Tax Liabilities, Deferred Expense				285,000	559,000
Defined Benefit Plan, Contributions by Employer	218,000	559,000	604,000
Defined Benefit Plan, Other Costs				500,000
Pension Plan, Defined Benefit [Member]
Pension Plan (Details) [Line Items]
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Expected Long-term Return on Assets		8.00%
Defined Benefit Plan, Future Amortization of Gain (Loss)		523,000
Defined Benefit Plan, Accumulated Benefit Obligation		12,400,000	11,300,000
Defined Benefit Plans, Estimated Future Employer Contributions in Next Fiscal Year		1,400,000
2013 Plan [Member]
Pension Plan (Details) [Line Items]
Defined Benefit Plan, Contributions by Employer		$ 218,000

Pension Plan (Details) - Pension plan weighted average asset allocations	Dec. 31, 2012	Dec. 31, 2011
Pension Plan (Details) - Pension plan weighted average asset allocations [Line Items]
Pension plan weighted average asset allocations	100.00%	100.00%
Guaranteed Investment Contracts [Member]
Pension Plan (Details) - Pension plan weighted average asset allocations [Line Items]
Pension plan weighted average asset allocations	31.80%	38.30%
Mutual Stock Funds [Member]
Pension Plan (Details) - Pension plan weighted average asset allocations [Line Items]
Pension plan weighted average asset allocations	17.20%	17.30%
Equity Funds [Member]
Pension Plan (Details) - Pension plan weighted average asset allocations [Line Items]
Pension plan weighted average asset allocations	51.00%	43.60%
Money Market Funds [Member]
Pension Plan (Details) - Pension plan weighted average asset allocations [Line Items]
Pension plan weighted average asset allocations	0.00%	0.80%

Pension Plan (Details) - Pension plan assets by level within the fair value hierarchy (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Pension Plan (Details) - Pension plan assets by level within the fair value hierarchy [Line Items]
Fair Value, Pension plan assets	$ 6,180	$ 6,019	$ 5,361	$ 5,287
Guaranteed Investment Contracts [Member] | Fair Value, Inputs, Level 1 [Member]
Pension Plan (Details) - Pension plan assets by level within the fair value hierarchy [Line Items]
Fair Value, Pension plan assets
Guaranteed Investment Contracts [Member] | Fair Value, Inputs, Level 2 [Member]
Pension Plan (Details) - Pension plan assets by level within the fair value hierarchy [Line Items]
Fair Value, Pension plan assets	1,764	1,914
Guaranteed Investment Contracts [Member] | Fair Value, Inputs, Level 3 [Member]
Pension Plan (Details) - Pension plan assets by level within the fair value hierarchy [Line Items]
Fair Value, Pension plan assets
Guaranteed Investment Contracts [Member]
Pension Plan (Details) - Pension plan assets by level within the fair value hierarchy [Line Items]
Fair Value, Pension plan assets	1,764	1,914
Mutual Stock Funds [Member] | Fair Value, Inputs, Level 1 [Member]
Pension Plan (Details) - Pension plan assets by level within the fair value hierarchy [Line Items]
Fair Value, Pension plan assets	1,135	1,035
Mutual Stock Funds [Member] | Fair Value, Inputs, Level 2 [Member]
Pension Plan (Details) - Pension plan assets by level within the fair value hierarchy [Line Items]
Fair Value, Pension plan assets
Mutual Stock Funds [Member] | Fair Value, Inputs, Level 3 [Member]
Pension Plan (Details) - Pension plan assets by level within the fair value hierarchy [Line Items]
Fair Value, Pension plan assets
Mutual Stock Funds [Member]
Pension Plan (Details) - Pension plan assets by level within the fair value hierarchy [Line Items]
Fair Value, Pension plan assets	1,135	1,035
Equity Funds [Member] | Fair Value, Inputs, Level 1 [Member]
Pension Plan (Details) - Pension plan assets by level within the fair value hierarchy [Line Items]
Fair Value, Pension plan assets
Equity Funds [Member] | Fair Value, Inputs, Level 2 [Member]
Pension Plan (Details) - Pension plan assets by level within the fair value hierarchy [Line Items]
Fair Value, Pension plan assets		3,070
Equity Funds [Member] | Fair Value, Inputs, Level 3 [Member]
Pension Plan (Details) - Pension plan assets by level within the fair value hierarchy [Line Items]
Fair Value, Pension plan assets
Equity Funds [Member]
Pension Plan (Details) - Pension plan assets by level within the fair value hierarchy [Line Items]
Fair Value, Pension plan assets		3,070
Fair Value, Inputs, Level 1 [Member]
Pension Plan (Details) - Pension plan assets by level within the fair value hierarchy [Line Items]
Fair Value, Pension plan assets	1,135	1,035
Fair Value, Inputs, Level 2 [Member]
Pension Plan (Details) - Pension plan assets by level within the fair value hierarchy [Line Items]
Fair Value, Pension plan assets	5,045	4,984
Fair Value, Inputs, Level 3 [Member]
Pension Plan (Details) - Pension plan assets by level within the fair value hierarchy [Line Items]
Fair Value, Pension plan assets

Pension Plan (Details) - Funded status of the plan (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Funded status of the plan [Abstract]
Change in benefit obligation: Projected benefit obligation at beginning of year	$ 12,449,000	$ 11,276,000	$ 11,276,000	$ 9,912,000
Interest cost	130,000	130,000	520,000	548,000
Actuarial loss	(121,000)	(121,000)	1,086,000	1,193,000
Benefits paid			(433,000)	(377,000)
Fair value of plan assets at end of year	6,180,000		6,019,000	5,361,000
Funded status (underfunded)	6,400,000		(6,430,000)	(5,915,000)
Net actuarial loss			6,361,000	5,852,000
Discount rate:
Components of cost			4.08%	4.80%
Benefit obligations			4.80%	5.75%
Expected return on plan assets			8.00%	8.00%
Projected benefit obligation at end of year			12,449,000	11,276,000
Change in plan assets: Fair value of plan assets at beginning of year	6,019,000	5,361,000	5,361,000	5,287,000
Actual return on plan assets			532,000	(153,000)
Company contributions	$ 218,000		$ 559,000	$ 604,000

Pension Plan (Details) - Expected projected benefit payments (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Expected projected benefit payments [Abstract]
Projected benefit payments due	$ 646
Projected benefit payments due	500
Projected benefit payments due	650
Projected benefit payments due	719
Projected benefit payments due	$ 582

Pension Plan (Details) - Net periodic pension cost (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Net periodic pension cost [Abstract]
Interest cost	$ 130	$ 130	$ 520	$ 548
Expected return on plan assets	(110)	(110)	(438)	(396)
Amortization of net actuarial loss			484	347
Net periodic pension cost			$ 566	$ 499

Pension Plan (Details) - Unrecognized pension costs in other comprehensive loss (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Unrecognized pension costs in other comprehensive loss [Abstract]
Balance at beginning of year	$ 5,852	$ 4,456
Net actuarial loss	993	1,743
Recognized loss	(484)	(347)
Balance at end of year	$ 6,361	$ 5,852

Share-Based Compensation (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2013
Share-Based Compensation (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized	5,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	6,500		1,500
Share-based Compensation Arrangement by Share-based Payment Award, Options, Expirations in Period	(5,500)	(11,000)
Exercise Price 7.00 [Member] | 1995 Stock Option Plan [Member]
Share-Based Compensation (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	5,000
0.65 - 1.05 [Member] | Non-Employee Director Stock Option Plan [Member]
Share-Based Compensation (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	1,500
Share-based Compensation Arrangement by Share-based Payment Award, Options, Expirations in Period	3,000	1,000
Long-Term Incentive Plan [Member]
Share-Based Compensation (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized	5,000,000
1995 Stock Option Plan [Member]
Share-Based Compensation (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized	125,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Expirations in Period	2,500
Non-Employee Director Stock Option Plan [Member]
Share-Based Compensation (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized	30,000
Non-Statutory Stock Option Agreement [Member]
Share-Based Compensation (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized	10,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Expirations in Period		10,000

Share-Based Compensation (Details) - Changes in the stock option plans (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Changes in the stock option plans [Abstract]
Options, Number of Shares Authorized		5,026,500	29,000	39,000
Options, Number of Shares Granted		6,500	12,000	23,000
Options, Number of Shares Available		5,020,000	17,000	16,000
Options, Weighted Average Exercise Price (in Dollars per share)	$ 0.78	$ 5.57	$ 4.99	$ 4.51
Authorized		5,000,000
Authorized		5,000,000
Expired		(2,500)	(10,000)
Expired		(5,500)	(11,000)
Expired		3,000	1,000
Expired (in Dollars per share)	$ 7	$ 4.3	$ 3.97

Share-Based Compensation (Details) - Stock options outstanding and exercisable (USD $)	12 Months Ended
	Dec. 31, 2012	Mar. 31, 2013
Share-Based Compensation (Details) - Stock options outstanding and exercisable [Line Items]
Number Outstanding and Exercisable	6,500	1,500
Weighted Average Remaining Contractual Life	1 year 219 days
Weighted Average Exercise Price (in Dollars per share)	$ 5.57
0.65 - 1.99 [Member]
Share-Based Compensation (Details) - Stock options outstanding and exercisable [Line Items]
Number Outstanding and Exercisable	1,500
Weighted Average Remaining Contractual Life	2 years 292 days
Weighted Average Exercise Price (in Dollars per share)	$ 0.78
7.00 - 7.99 [Member]
Share-Based Compensation (Details) - Stock options outstanding and exercisable [Line Items]
Number Outstanding and Exercisable	5,000
Weighted Average Remaining Contractual Life	1 year 109 days
Weighted Average Exercise Price (in Dollars per share)	$ 7

Loss Per Common Share (Details)	3 Months Ended	12 Months Ended			3 Months Ended
	Mar. 31, 2013 Warrant [Member]	Dec. 31, 2012 Warrant [Member]	Dec. 31, 2012 Employee Stock Option [Member]	Dec. 31, 2011 Employee Stock Option [Member]	Mar. 31, 2013 Equity Option [Member]	Mar. 31, 2012 Equity Option [Member]
Loss Per Common Share (Details) [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	11,010,000	11,010,000	6,500	12,000	1,500	9,500

Commitments and Contingencies (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Commitments and Contingencies (Details) [Line Items]
Commitment For Future Salaries	$ 584,000
Contractual Salaries Expense	351,000	255,000
Operating Leases, Future Minimum Payments Due	217,000
Operating Leases, Future Minimum Payments Due, Next Twelve Months	207,000
Operating Leases, Future Minimum Payments, Due in Two Years	10,000
Operating Leases, Future Minimum Payments, Due in Three Years	0
Operating Leases, Rent Expense	327,000	290,000
Legal Proceedings [Member]
Commitments and Contingencies (Details) [Line Items]
Loss Contingency, Accrual, Current	$ 593,000

Business Segment Data (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Business Segment Data (Details) [Line Items]
Number of Reportable Segments	2	2
Foreign [Member] | Sales [Member]
Business Segment Data (Details) [Line Items]
Concentration Risk, Percentage	10.00%

Business Segment Data (Details) - Schedule of Segment Reporting Information, by Segment (USD $)	1 Months Ended	3 Months Ended		6 Months Ended	12 Months Ended
	Nov. 30, 2011	Mar. 31, 2013	Mar. 31, 2012	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Revenues:
Revenues		$ 4,096,000	$ 5,605,000		$ 23,021,000	$ 23,757,000
Operating income (loss):
Operating Income (Loss)		(1,209,000)	(1,642,000)		(4,910,000)	(4,906,000)
Interest expense, net		(41,000)	(51,000)		(297,000)	(1,217,000)
Gain on debt extinguishment	8,800,000		4,000	60,000	60,000	8,796,000
Change in warrant liabilities		(68,000)	108,000		4,041,000	(3,655,000)
Loss from continuing operations before income taxes		(1,318,000)	(1,581,000)		(1,106,000)	(982,000)
Income tax (expense) benefit		(8,000)	(7,000)		(23,000)	8,000
Loss from continuing operations		(1,326,000)	(1,588,000)		(1,129,000)	(974,000)
Loss from discontinued operations		1,022,000	(82,000)		(236,000)	(444,000)
Net loss		(304,000)	(1,670,000)		(1,365,000)	(1,418,000)
Assets:
Assets		20,002,000			22,082,000	27,459,000
Depreciation and amortization:
Depreciation and amortization					4,104,000	4,548,000
Capital expenditures:
Capital expenditures					556,000	472,000
Identifiable Assets [Member] | Digital Display Sales [Member]
Assets:
Assets					6,504,000	7,460,000
Identifiable Assets [Member] | Digital Display Lease and Maintenance [Member]
Assets:
Assets					13,677,000	17,386,000
Identifiable Assets [Member]
Assets:
Assets					20,181,000	24,846,000
Digital Display Sales [Member]
Revenues:
Revenues					16,065,000	15,990,000
Operating income (loss):
Operating Income (Loss)					(2,822,000)	(2,590,000)
Depreciation and amortization:
Depreciation and amortization					135,000	179,000
Capital expenditures:
Capital expenditures					62,000	37,000
Digital Display Lease and Maintenance [Member]
Revenues:
Revenues					6,956,000	7,767,000
Operating income (loss):
Operating Income (Loss)					697,000	319,000
Depreciation and amortization:
Depreciation and amortization					3,804,000	4,303,000
Capital expenditures:
Capital expenditures					487,000	430,000
General Corporate [Member]
Operating income (loss):
Operating Income (Loss)					(2,785,000)	(2,635,000)
Assets:
Assets					1,164,000	1,109,000
Depreciation and amortization:
Depreciation and amortization					165,000	66,000
Capital expenditures:
Capital expenditures					7,000	5,000
Net Assets, Segment [Member]
Assets:
Assets					$ 21,345,000	$ 25,955,000

Subsequent Events (Details) (USD $)	Apr. 08, 2013	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Nov. 14, 2011	Mar. 31, 2013 Subsequent Event [Member] Warrants Issued To Board Members [Member]	Apr. 08, 2013 Subsequent Event [Member] Board Member, Jean Firstenberg [Member]	Apr. 08, 2013 Subsequent Event [Member]	Feb. 07, 2013 Subsequent Event [Member]	Jun. 11, 2013 Subsequent Event [Member] Master Agreement for Sale and Assignment of Leases with AXIS Capital, Inc. [Member]	Mar. 31, 2013 Subsequent Event [Member] Master Agreement for Sale and Assignment of Leases with AXIS Capital, Inc. [Member]	Jun. 11, 2013 Subsequent Event [Member] Master Agreement for Sale and Assignment of Leases with AXIS Capital, Inc. [Member]	Apr. 30, 2013 Warrants Issued To Board Members [Member]	Nov. 30, 2012 Warrants Issued To Board Members [Member]
Subsequent Events (Details) [Line Items]
Common Stock, Resale Approved									27,200,000
Warrants Issued							50,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Item)	$ 0.5						$ 0.5			$ 0.5		$ 0.5	$ 0.5	$ 0.5
Proceeds from Collection of Lease Receivables (in Dollars)										$ 887,000		$ 887,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights								50,000		180,000		180,000	50,000	500,000
Common Stock, Par or Stated Value Per Share (in Dollars per share)		$ 0.001	$ 0.001	$ 0.001	$ 0.001					$ 0.001		$ 0.001
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)								50,000		180,000		180,000	50,000	500,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Share)	$ 0.5						$ 0.5			$ 0.5		$ 0.5	$ 0.5	$ 0.5
Subsequent Event, Date						Apr 18, 2013					Jun 11, 2013

Plan of Restructuring (Details) - Amounts expensed and paid for restructuring costs (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Plan of Restructuring (Details) - Amounts expensed and paid for restructuring costs [Line Items]
Restructuring Balance	$ 162	$ 205	$ 73
Restructuring Provision	50	415
Restructuring Payments and Other Adjustments	93	283
Employee Severance [Member]
Plan of Restructuring (Details) - Amounts expensed and paid for restructuring costs [Line Items]
Restructuring Balance	162	181	43
Restructuring Provision	40	349
Restructuring Payments and Other Adjustments	59	211
Other Fees [Member]
Plan of Restructuring (Details) - Amounts expensed and paid for restructuring costs [Line Items]
Restructuring Balance		24	30
Restructuring Provision	10	66
Restructuring Payments and Other Adjustments	$ 34	$ 72

Plan of Restructuring (Details) - Restructuring cost by reportable segment (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Restructuring Cost and Reserve [Line Items]
Segmented Restructuring Balance	$ 162	$ 205	$ 73
Segmented Restructuring Provision	50	415
Segmented Restructuring Payment and Other Adjustment	93	283
Digital Display Sales [Member]
Restructuring Cost and Reserve [Line Items]
Segmented Restructuring Balance	105	158
Segmented Restructuring Provision	1	338
Segmented Restructuring Payment and Other Adjustment	54	180
Digital Display Lease and Maintenance [Member]
Restructuring Cost and Reserve [Line Items]
Segmented Restructuring Balance	57	47	73
Segmented Restructuring Provision	49	77
Segmented Restructuring Payment and Other Adjustment	$ 39	$ 103

Discontinued Operations (Details) - Financial results of the discontinued operations (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Financial results of the discontinued operations [Abstract]0
Revenues	$ 3	$ 18	$ 41	$ 92
Cost of revenues	13	16	63	66
Gross profit	(10)	2	(22)	26
General and administrative expenses	(2)	(15)	(55)	(81)
Operating loss	(12)	(13)	(77)	(55)
Interest expense, net	(18)	(62)	(154)	(165)
Gain (loss) on sale of assets	1,052	(7)
Income (loss) from discontinued operations	$ 1,022	$ (82)	$ (236)	$ (444)
Income (loss) per share discontinued operations – basic and diluted (in Dollars per share)	$ 0.04	$ (0.02)	$ (0.02)	$ (0.16)

Discontinued Operations (Details) - Assets and liabilities reported as discontinued operations (USD $)	Mar. 31, 2013	Mar. 26, 2013	Dec. 31, 2012	Dec. 31, 2011
Assets and liabilities reported as discontinued operations [Abstract]
Prepaids and other assets
Property and equipment, net		734,000	734,000	1,470,000
Other assets			1,000
Total assets associated with discontinued operations			735,000	1,503,000
Current liabilities			1,767,000	2,445,000
Long-term liabilities			3,000	16,000
Total liabilities associated with discontinued operations			$ 1,767,000	$ 2,445,000

Inventories (Details) - Inventories (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Inventories [Abstract]
Raw materials	$ 1,955	$ 1,644	$ 1,826
Work-in-progress	376	393	449
Finished goods	448	431	600
Invetories, Total	$ 2,779	$ 2,468	$ 2,875

Pension Plan (Details) (USD $)	3 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Pension Plan (Details) [Line Items]
Defined Benefit Pension Plan Liabilities, Current	$ 1,400,000	$ 1,445,000	$ 1,152,000
Defined Benefit Pension Plan, Liabilities, Noncurrent	5,156,000	5,014,000	4,914,000
Defined Benefit Plans, Estimated Future Employer Contributions in Current Fiscal Year	1,400,000
2009 Plan [Member]
Pension Plan (Details) [Line Items]
Defined benefit plan,Deferred Payment,Minimum Funding Standard	285,000
2010 Plan [Member]
Pension Plan (Details) [Line Items]
Defined benefit plan,Deferred Payment,Minimum Funding Standard	$ 559,000

Pension Plan (Details) - Components of net periodic pension cost (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Components of net periodic pension cost [Abstract]
Interest cost	$ 130	$ 130	$ 520	$ 548
Expected return on plan assets	(110)	(110)	(438)	(396)
Amortization of net actuarial loss	121	121	(1,086)	(1,193)
Net periodic pension cost	$ 141	$ 141

Pension Plan (Details) - Pension Plan (Details) - Pension plan assets by level within the fair value hierarchy (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Pension Plan (Details) - Pension Plan (Details) - Pension plan assets by level within the fair value hierarchy [Line Items]
Fair Value, Pension plan assets	$ 6,180	$ 6,019	$ 5,361	$ 5,287
Guaranteed Investment Contracts [Member] | Fair Value, Inputs, Level 1 [Member]
Pension Plan (Details) - Pension Plan (Details) - Pension plan assets by level within the fair value hierarchy [Line Items]
Fair Value, Pension plan assets
Guaranteed Investment Contracts [Member] | Fair Value, Inputs, Level 2 [Member]
Pension Plan (Details) - Pension Plan (Details) - Pension plan assets by level within the fair value hierarchy [Line Items]
Fair Value, Pension plan assets	1,764	1,914
Guaranteed Investment Contracts [Member] | Fair Value, Inputs, Level 3 [Member]
Pension Plan (Details) - Pension Plan (Details) - Pension plan assets by level within the fair value hierarchy [Line Items]
Fair Value, Pension plan assets
Guaranteed Investment Contracts [Member]
Pension Plan (Details) - Pension Plan (Details) - Pension plan assets by level within the fair value hierarchy [Line Items]
Fair Value, Pension plan assets	1,764	1,914
Mutual Stock Funds [Member] | Fair Value, Inputs, Level 1 [Member]
Pension Plan (Details) - Pension Plan (Details) - Pension plan assets by level within the fair value hierarchy [Line Items]
Fair Value, Pension plan assets	1,135	1,035
Mutual Stock Funds [Member] | Fair Value, Inputs, Level 2 [Member]
Pension Plan (Details) - Pension Plan (Details) - Pension plan assets by level within the fair value hierarchy [Line Items]
Fair Value, Pension plan assets
Mutual Stock Funds [Member] | Fair Value, Inputs, Level 3 [Member]
Pension Plan (Details) - Pension Plan (Details) - Pension plan assets by level within the fair value hierarchy [Line Items]
Fair Value, Pension plan assets
Mutual Stock Funds [Member]
Pension Plan (Details) - Pension Plan (Details) - Pension plan assets by level within the fair value hierarchy [Line Items]
Fair Value, Pension plan assets	1,135	1,035
Equity And Index Fund [Member] | Fair Value, Inputs, Level 1 [Member]
Pension Plan (Details) - Pension Plan (Details) - Pension plan assets by level within the fair value hierarchy [Line Items]
Fair Value, Pension plan assets
Equity And Index Fund [Member] | Fair Value, Inputs, Level 2 [Member]
Pension Plan (Details) - Pension Plan (Details) - Pension plan assets by level within the fair value hierarchy [Line Items]
Fair Value, Pension plan assets	3,281
Equity And Index Fund [Member] | Fair Value, Inputs, Level 3 [Member]
Pension Plan (Details) - Pension Plan (Details) - Pension plan assets by level within the fair value hierarchy [Line Items]
Fair Value, Pension plan assets
Equity And Index Fund [Member]
Pension Plan (Details) - Pension Plan (Details) - Pension plan assets by level within the fair value hierarchy [Line Items]
Fair Value, Pension plan assets	3,281
Fair Value, Inputs, Level 1 [Member]
Pension Plan (Details) - Pension Plan (Details) - Pension plan assets by level within the fair value hierarchy [Line Items]
Fair Value, Pension plan assets	1,135	1,035
Fair Value, Inputs, Level 2 [Member]
Pension Plan (Details) - Pension Plan (Details) - Pension plan assets by level within the fair value hierarchy [Line Items]
Fair Value, Pension plan assets	5,045	4,984
Fair Value, Inputs, Level 3 [Member]
Pension Plan (Details) - Pension Plan (Details) - Pension plan assets by level within the fair value hierarchy [Line Items]
Fair Value, Pension plan assets

Share-Based Compensation (Details) - Summarizes the activity of the Company's stock options (USD $)	0 Months Ended	3 Months Ended	12 Months Ended
	Dec. 31, 2012	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Summarizes the activity of the Company's stock options [Abstract]
Options Outstanding, Number	6,500	1,500	6,500
Options, Weighted Average Exercise Price (in Dollars per share)	$ 5.57	$ 0.78	$ 5.57	$ 4.99	$ 4.51
Options, Weighted Average Remaining Contractual Term		2 years 292 days
Vested and expected to vest at end of period		1,500
Vested and expected to vest at end of period (in Dollars per share)		$ 0.78
Vested and expected to vest at end of period		2 years 292 days
Vested and expected to vest at end of period (in Dollars)
Exercisable at end of period	6,500	1,500	6,500
Exercisable at end of period (in Dollars per share)		$ 0.78
Exercisable at end of period		2 years 292 days
Granted			3,000	1,000
Granted (in Dollars per share)
Exercised
Exercised (in Dollars per share)
Terminated		5,000
Terminated (in Dollars per share)		$ 7	$ 4.3	$ 3.97

Business Segment Data (Details) - Business Segment Data (USD $)	1 Months Ended	3 Months Ended		6 Months Ended	12 Months Ended
	Nov. 30, 2011	Mar. 31, 2013	Mar. 31, 2012	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Revenues:
Revenue		$ 4,096,000	$ 5,605,000		$ 23,021,000	$ 23,757,000
Operating (loss) income:
Operating Income (Loss)		(1,209,000)	(1,642,000)		(4,910,000)	(4,906,000)
Interest expense, net		(41,000)	(51,000)		(297,000)	(1,217,000)
Gain on debt extinguishment	8,800,000		4,000	60,000	60,000	8,796,000
Change in warrant liabilities		(68,000)	108,000		4,041,000	(3,655,000)
Loss from continuing operations before income taxes		(1,318,000)	(1,581,000)		(1,106,000)	(982,000)
Income tax expense		(8,000)	(7,000)		(23,000)	8,000
Loss from continuing operations		(1,326,000)	(1,588,000)		(1,129,000)	(974,000)
Digital Display Sales [Member]
Revenues:
Revenue		2,451,000	3,837,000
Operating (loss) income:
Operating Income (Loss)		(1,008,000)	(1,141,000)
Digital Display Lease and Maintenance [Member]
Revenues:
Revenue		1,645,000	1,768,000
Operating (loss) income:
Operating Income (Loss)		262,000	217,000
General Corporate [Member]
Operating (loss) income:
Operating Income (Loss)		$ (463,000)	$ (718,000)